Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	FCZA
Entity Registrant Name	FIRST CITIZENS BANC CORP /OH
Entity Central Index Key	0000944745
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		7,707,917
Entity Public Float			$ 36,507,156

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from financial institutions	$ 46,131	$ 52,127
Securities available for sale	203,961	204,633
Loans held for sale	1,873	598
Loans, net of allowance of $19,742 and $21,257	795,811	764,011
Other securities	15,567	15,388
Premises and equipment, net	17,166	17,774
Accrued interest receivable	3,709	3,787
Goodwill	21,720	21,720
Other intangible assets	3,139	4,113
Bank owned life insurance	18,590	17,963
Other assets	9,304	10,863
Total assets	1,136,971	1,112,977
Deposits
Noninterest-bearing	202,416	189,382
Interest-bearing	723,973	711,864
Total deposits	926,389	901,246
Federal Home Loan Bank advances	40,261	50,295
Securities sold under agreements to repurchase	23,219	19,029
Subordinated debentures	29,427	29,427
Accrued expenses and other liabilities	13,695	10,452
Total liabilities	1,032,991	1,010,449
SHAREHOLDERS' EQUITY
Preferred stock, $1,000 liquidation preference, 200,000 shares authorized, 23,184 issued	23,184	23,151
Common stock, no par value, 10,000,000 shares authorized, 8,455,881 shares issued	114,365	114,447
Accumulated deficit	(14,687)	(17,667)
Treasury stock, 747,964 shares at cost	(17,235)	(17,235)
Accumulated other comprehensive income	(1,647)	(168)
Total shareholders' equity	103,980	102,528
Total liabilities and shareholders' equity	$ 1,136,971	$ 1,112,977

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance, loans	$ 19,742	$ 21,257
Preferred stock, liquidation preference	$ 1,000	$ 1,000
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	23,184	23,184
Common stock, no par value
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	8,455,881	8,455,881
Treasury stock, shares	747,964	747,964

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income
Loans, including fees	$ 40,048	$ 41,604
Taxable securities	4,710	5,490
Tax-exempt securities	1,895	1,675
Federal funds sold and other	109	92
Total interest and dividend income	46,762	48,861
Interest expense
Deposits	3,800	5,091
Federal Home Loan Bank advances	1,530	1,606
Subordinated debentures	833	770
Other	21	33
Total interest expense	6,184	7,500
Net interest income	40,578	41,361
Provision for loan losses	6,400	9,800
Net interest income after provision for loan losses	34,178	31,561
Noninterest income
Service charges	4,329	4,550
Net gain (loss) on sale of securities	40	(8)
Net gain on sale of loans	624	139
ATM fees	1,868	1,814
Trust fees	2,163	2,063
Bank owned life insurance	627	643
Computer center item processing fees	259	256
Other	1,172	985
Total noninterest income	11,082	10,442
Noninterest expense
Salaries, wages and benefits	20,487	19,349
Net occupancy expense	2,159	2,195
Equipment expense	1,223	1,399
Contracted data processing	962	820
FDIC Assessment	847	1,222
State franchise tax	1,059	969
Professional services	1,505	1,259
Amortization of intangible assets	974	1,162
ATM expense	630	603
Marketing expense	625	640
Repossession expense	1,186	837
(Gain) loss on sale of other real estate owned	(118)	425
Other operating expenses	6,417	6,318
Total noninterest expense	37,956	37,198
Income before income taxes	7,304	4,805
Income taxes	1,725	847
Net income	5,579	3,958
Preferred stock dividends and discount accretion	1,193	1,176
Net income available to common shareholders	$ 4,386	$ 2,782
Earnings per common share, basic and diluted	$ 0.57	$ 0.36
Weighted average basic common shares	7,707,917	7,707,917
Weighted average diluted common shares	7,707,917	7,707,917

CONSOLIDATED COMPREHENSIVE INCOME STATEMENTS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 5,579	$ 3,958
Other comprehensive income:
Unrealized holding gains on available for sale securities	628	6,515
Tax effect of unrealized holdings gains on available for sale securities	(214)	(2,215)
Reclassification adjustment for (gain) loss recognized in income	(40)	8
Tax effect of reclassification adjustment for (gain) loss recognized in income	14	(3)
Pension liability adjustment	(2,829)	(1,962)
Tax effect of pension liability adjustment	962	667
Total other comprehensive income	(1,479)	3,010
Comprehensive income	$ 4,100	$ 6,968

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Preferred Stock [Member]	Common Stock [Member]	(Accumulated deficit) [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2010	$ 96,950	$ 23,134	$ 114,447	$ (20,218)	$ (17,235)	$ (3,178)
Balance, shares at Dec. 31, 2010		23,184	7,707,917
Comprehensive Income:
Net income	3,958			3,958
Other Comprehensive Income	3,010					3,010
Total comprehensive income	6,968
Amortization of discount on preferred stock		17		(17)
Preferred stock dividends	(1,159)			(1,159)
Balance at Dec. 31, 2011	102,528	23,151	114,447	(17,667)	(17,235)	(168)
Balance, shares at Dec. 31, 2011		23,184	7,707,917
Comprehensive Income:
Net income	5,579			5,579
Other Comprehensive Income	(1,479)					(1,479)
Total comprehensive income	4,100
Amortization of discount on preferred stock		33		(33)
Common stock warrant redeemed	(564)		(82)	(482)
Cash dividends ($0.12 per share)	(925)			(925)
Preferred stock dividends	(1,159)			(1,159)
Balance at Dec. 31, 2012	$ 103,980	$ 23,184	$ 114,365	$ (14,687)	$ (17,235)	$ (1,647)
Balance, shares at Dec. 31, 2012		23,184	7,707,917

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2012
Cash dividends per share	$ 0.12
(Accumulated deficit) [Member]
Cash dividends per share	$ 0.12

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 5,579	$ 3,958
Adjustments to reconcile net income to net cash from operating activities
Security amortization, net	1,987	2,195
Depreciation	1,493	1,551
Amortization of intangible assets	974	1,162
Net realized (gain) loss on sale of securities	(40)	8
Provision for loan losses	6,400	9,800
Loans originated for sale	(46,894)	(8,852)
Proceeds from sale of loans	46,243	8,393
Gain on sale of loans	(624)	(139)
(Gain) loss on sale of OREO properties	(118)	425
Bank owned life insurance	(627)	(643)
Deferred income taxes	330	(366)
Prepaid FDIC Premium	780	1,163
Change in
Net deferred loan fees	332	529
Accrued interest payable	(73)	(104)
Accrued interest receivable	78	595
Other, net	1,073	1,170
Net cash from operating activities	16,893	20,845
Cash flows used for investing activities
Maturities, prepayments and calls	63,421	61,092
Sales	12,982	310
Purchases	(77,090)	(76,765)
Redemption of Federal Reserve stock	6	83
Purchases of Federal Reserve stock	(185)	(127)
Purchases of bank owned life insurance		(5,000)
Net loan originations	(39,138)	(29,965)
Proceeds from sale of OREO properties	1,349	1,326
Property and equipment purchases	(905)	(1,244)
Proceeds from sale of property and equipment	20	2
Net cash used for investing activities	(39,540)	(50,288)
Cash flows from financing activities
Increase in deposits	25,143	8,783
Repayment of long-term FHLB advances	(10,034)	(22,532)
Proceeds from long-term FHLB advances		22,500
Change in securities sold under repurchase agreements	4,190	(2,813)
Repurchase of common stock warrant from US Treasury	(564)
Decrease in U.S. Treasury interest-bearing notes payable		(2,008)
Cash dividends paid	(2,084)	(1,390)
Net cash from financing activities	16,651	2,540
Decrease in cash and due from financial institutions	(5,996)	(26,903)
Cash and due from financial institutions at beginning of year	52,127	79,030
Cash and due from financial institutions at end of year	46,131	52,127
Supplemental cash flow information:
Interest paid	6,257	7,604
Income taxes paid	400	1,600
Supplemental non-cash disclosures:
Transfer of loans from portfolio to other real estate owned	$ 606	$ 1,180

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies

NOTE 1—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the accounting policies adopted by First Citizens Banc Corp, which have a significant effect on the financial statements.

Nature of Operations and Principles of Consolidation: The Consolidated Financial Statements include the accounts of First Citizens Banc Corp (FCBC) and its wholly-owned subsidiaries: The Citizens Banking Company (Citizens), First Citizens Insurance Agency, Inc., Water Street Properties, Inc. (Water St.) and FC Refund Solutions, Inc. (FCRS). First Citizens Capital LLC (FCC) is wholly-owned by Citizens and holds inter-company debt. First Citizens Investments, Inc. (FCI) is wholly-owned by Citizens and holds and manages its securities portfolio. The operations of FCI and FCC are located in Wilmington, Delaware. The above companies together are sometimes referred to as the Corporation. Intercompany balances and transactions are eliminated in consolidation.

The Corporation provides financial services through its offices in the Ohio counties of Erie, Crawford, Champaign, Franklin, Logan, Summit, Huron, Ottawa, Madison, Union and Richland. Its primary deposit products are checking, savings, and term certificate accounts, and its primary lending products are residential mortgage, commercial, and installment loans. Substantially all loans are secured by specific items of collateral including business assets, consumer assets and commercial and residential real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. There are no significant concentrations of loans to any one industry or customer. However, the customer’s ability to repay their loans is dependent on the real estate and general economic conditions in the area. Other financial instruments that potentially represent concentrations of credit risk include deposit accounts in other financial institutions and Federal Funds sold.

First Citizens Insurance Agency Inc. was formed to allow the Corporation to participate in commission revenue generated through its third party insurance agreement. Insurance commission revenue was less than 1.0% of total revenue for the years ended December 31, 2012 and 2011. Water St. was formed to hold repossessed assets of FCBC’s subsidiaries. Water St. revenue was less than 1% of total revenue for the years ended December 31, 2012 and 2011. FCRS was formed in 2012 and remained inactive for the periods presented.

Use of Estimates: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and future results could differ. The allowance for loan losses, impairment of goodwill, fair values of financial instruments, valuation of deferred tax assets, pension obligations and other-than-temporary-impairment of securities are considered material estimates that are particularly susceptible to significant change in the near term.

Cash Flows: Cash and cash equivalents include cash on hand and demand deposits with financial institutions with original maturities fewer than 90 days. Net cash flows are reported for customer loan and deposit transactions, interest bearing deposits in other financial institutions, and federal funds purchased or sold and repurchase agreements.

Interest-Bearing Deposits in Other Financial Institutions: Interest-bearing deposits in other financial institutions mature within one year and are carried at cost.

Securities: Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Equity securities with readily determinable fair values are also classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are based on the amortized cost of the security sold using the specific identification method.

The Corporation follows current accounting guidance related to recognition and presentation of other-than-temporary impairment. This recent accounting guidance amends the recognition guidance for other-than-temporary impairments of debt securities and expands the financial statement disclosures for other-than-temporary impairment losses on debt and equity securities. The recent guidance specifies that if (a) a company does not have the intent to sell a debt security prior to recovery and (b) it is more-likely-than-not that it will not have to sell the debt security prior to recovery, the security would not be considered other-than-temporarily impaired unless there is a credit loss. When an entity does not intend to sell the security, and it is more-likely-than-not the entity will not have to sell the security before recovery of its cost basis, it will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment should be amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

As a result of this guidance, the Corporation’s Consolidated Statement of Operations as of December 31, 2012 reflects the full impairment (that is, the difference between the security’s amortized cost basis and fair value) on debt securities that the Corporation intends to sell or would more-likely-than-not be required to sell before the expected recovery of the amortized cost basis. For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more-likely-than-not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the non-credit loss is recognized in accumulated other comprehensive income. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected based on cash flow projections.

Other securities which include Federal Home Loan Bank (FHLB) stock, Federal Reserve Bank (FRB) stock, Farmer Mac stock (FMS), Bankers’ Bancshares Inc. (BB) stock, and Norwalk Community Development Corp (NCDC) stock are carried at cost.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market and loans that management no longer intends to hold for the foreseeable future, are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of deferred loan fees and costs, and an allowance for loan losses. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Interest income on consumer loans is discontinued when management determines future collection is unlikely. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued, but not received, for loans placed on nonaccrual, is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Purchased Loans: The Corporation purchases individual loans and groups of loans. Purchased loans that show evidence of credit deterioration since origination are recorded at the amount paid (or allocated fair value in a purchase business combination), such that there is no carryover of the seller’s allowance for loan losses. After acquisition, incurred losses are recognized by an increase in the allowance for loan losses.

Purchased loans are accounted for individually or aggregated into pools of loans based on common risk characteristics (e.g., credit score, loan type, and date of origination). The Corporation estimates the amount and timing of expected cash flows for each purchased loan or pool, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan or pool (accretable yield). The excess of the loan’s or pool’s contractual principal and interest over expected cash flows is not recorded (nonaccretable difference).

Over the life of the loan or pool, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected future cash flows is greater than the carrying amount, it is recognized as part of future interest income.

Allowance for Loan Losses: The allowance for loan losses (allowance) is calculated with the objective of maintaining a reserve sufficient to absorb inherent loan losses in the loan portfolio. Management establishes the allowance for loan losses based upon its evaluation of the pertinent factors underlying the types and quality of loans in the portfolio. In determining the allowance and the related provision for loan losses, the Corporation considers four principal elements: (i) specific impairment reserve allocations (valuation allowances) based upon probable losses identified during the review of impaired loans in the commercial loan portfolio, (ii) allocations established for adversely-rated loans in the commercial loan portfolio and nonaccrual real estate residential, consumer installment and home equity loans, (iii) allocations on all other loans based principally on a three-year historical loan loss experience and loan loss trends, and (iv) an unallocated allowance based on the imprecision in the allowance methodology for loans collectively evaluated for impairment. These allocations are adjusted for consideration of general economic and business conditions, credit quality and delinquency trends, collateral values, and recent loss experience for these similar pools of loans.

All commercial loans and commercial real estate loans are reviewed on a regular basis with a focus on loans greater than $350. All commercial loans and commercial real estate loans that are 90 days past due or in nonaccrual status, are analyzed to determine if they are “impaired”, which means that it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. All loans that are delinquent 90 days are placed on nonaccrual status unless they are well-secured and in the process of collection. Residential loans 60 days past due, which are still accruing interest are classified as substandard as per the Corporation’s asset classification policy. The remaining loans are evaluated and segmented with loans with similar risk characteristics. The Corporation allocates allowances based on risk categories and portfolio segments described below, which conform to the Corporation’s asset classification policy. In reviewing risk within Citizens’ loan portfolio, management has identified specific segments to categorize loan portfolio risk. (i) the commercial loan portfolio; (ii) the commercial real estate portfolio; (iii) the consumer loan portfolio; (iv) the residential real estate portfolio; and (v) the real estate construction portfolio Additional information related to economic factors can be found in Note 4.

The Corporation also maintains an unallocated allowance to account for any factors or conditions that may cause a potential loss but are not specifically addressed in the process described above. The Corporation analyzes its loan portfolio each quarter to determine the appropriateness of its allowance for loan losses.

Loan Charge-off Policies: All unsecured open- and closed-ended retail loans that become past due 90 days from the contractual due date are charged off in full. In lieu of charging off the entire loan balance, loans with non real estate collateral may be written down to the net realizable value of the collateral, if repossession of collateral is assured and in process. For open- and closed-ended loans secured by residential real estate, a current assessment of value is made no later than 180 days past due. Any outstanding loan balance in excess of the net realizable value of the property is charged off. All other loans are generally charged down to the net realizable value when the loan is 90 days past due.

Troubled Debt Restructurings: In certain situations based on economic or legal reasons related to a borrower’s financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered. The related loan is classified as a troubled debt restructuring (TDR). Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring as noted above for impaired loans. In addition to the allowance for the pooled portfolios, management has developed a separate allowance for loans that are identified as impaired through a TDR. These loans are excluded from pooled loss forecasts and a separate reserve is provided under the accounting guidance for loan impairment. Consumer loans whose terms have been modified in a TDR are also individually analyzed for estimated impairment.

Other Real Estate: Other real estate acquired through or instead of loan foreclosure is initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed. Other real estate owned included in other assets totaled approximately $471 at December 31, 2012 and $1,097 at December 31, 2011.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed using both accelerated and straight-line methods over the estimated useful life of the asset, ranging from three to seven years for furniture and equipment and seven to fifty years for buildings and improvements.

Federal Home Loan Bank (FHLB) Stock: Citizens is a member of the FHLB of Cincinnati and as such, is required to maintain a minimum investment in stock of the FHLB that varies with the level of advances outstanding with the FHLB. The stock is bought from and sold to the FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment by management. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance (c) the impact of legislative and regulatory changes on the customer base of the FHLB and (d) the liquidity position of the FHLB. With consideration given to these factors, management concluded that the stock was not impaired at December 31, 2012 or 2011.

Federal Reserve Bank (FRB) Stock: Citizens is a member of the Federal Reserve System. FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.

Bank Owned Life Insurance (BOLI): Citizens has purchased BOLI policies on certain key executives. BOLI is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Goodwill and Other Intangible Assets: Goodwill results from prior business acquisitions and represents the excess of the purchase price over the fair value of acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed at least annually for impairment and any such impairment will be recognized in the period identified.

Other intangible assets consist of core deposit intangibles arising from whole bank and branch acquisitions. These intangible assets are measured at fair value and then amortized on an accelerated method over their estimated useful lives, which range from five to twelve years.

Servicing Rights: Servicing rights are recognized as assets for the allocated value of retained servicing rights on loans sold. Servicing rights are initially recorded at fair value at the date of transfer. The valuation technique used is the present value of estimated future cash flows using current market discount rates. Servicing rights are amortized in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates and then, secondarily, prepayment characteristics. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Any impairment of a grouping is reported as a valuation allowance to the extent that fair value is less than the capitalized asset for the grouping.

Long-term Assets: Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Repurchase Agreements: Substantially all repurchase agreement liabilities represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not covered by federal deposit insurance.

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.

Stock-Based Compensation: The Corporation recognizes compensation cost relating to stock-based payment transactions in the financial statements. That cost is measured based on the grant date fair value of the stock issued. The Corporation’s compensation cost for all stock awards is calculated and recognized over the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. A Black-Sholes model is used to estimate the fair value of stock options.

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax basis of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

The Corporation prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information.

A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met. The Corporation recognizes interest and/or penalties related to income tax matters in income tax expense.

Retirement Plans: Pension expense is the net of service and interest cost, return on plan assets and amortization of gains and losses not immediately recognized. Employee 401(k) and profit sharing plan expense is the amount of matching contributions. Deferred compensation allocates the benefits over the years of service.

Earnings per Common Share: Basic earnings per share are net income divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share include the dilutive effect of additional potential common shares issuable under stock options. Treasury shares are not deemed outstanding for earnings per share calculations.

Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale and changes in the funded status of the pension plan.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank was required to meet regulatory reserve and clearing requirements. These balances do not earn interest.

Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by Citizens to FCBC or by FCBC to shareholders. Additional information related to dividend restrictions can be found in Note 16.

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Operating Segments: While the Corporation’s chief decision makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the Corporation’s financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation. Such reclassifications had no effect on net income or shareholders’ equity.

Adoption of New Accounting Standards:

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Corporation has provided the necessary disclosure in Note 14.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The Corporation has provided the necessary disclosure.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. This Update is not expected to have a significant impact on the Company’s financial statements.

Effect of Newly Issued but Not Yet Effective Accounting Standards:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Corporation is currently evaluating the impact the adoption of the standard will have on the Corporation’s financial position or results of operations.

In July, 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test. If, under the quantitative impairment test, the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 (early adoption permitted). This Update is not expected to have a significant impact on the Company’s financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of Update 2011-11. The Corporation is currently evaluating the impact the adoption of the standard will have on its financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Corporation is currently evaluating the impact that these disclosures will have on its financial statements.

In October, 2012, the FASB issued ASU 2012-06, Business Combinations (Topic 805)—Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. ASU 2012-06 requires that when a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). ASU 2012-06 is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. This Update is not expected to have a significant impact on the Company’s financial statements.

Securities	12 Months Ended
Dec. 31, 2012
Securities

NOTE 2—SECURITIES

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive loss were as follows.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2012
U.S. Treasury securities and obligations of U.S. government agencies	$53,919	$375	$(8)	$54,286
Obligations of states and political subdivisions	72,884	6,946	(24)	79,806
Mortgage-back securities in government sponsored entities	67,814	1,854	(233)	69,435

Total debt securities	194,617	9,175	(265)	203,527
Equity securities in financial institutions	481	—	(47)	434

Total	$195,098	$9,175	$(312)	$203,961

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2011
U.S. Treasury securities and obligations of U.S. government agencies	$49,305	$399	$—	$49,704
Obligations of states and political subdivisions	61,508	5,240	(12)	66,736
Mortgage-back securities in government sponsored entities	85,063	2,582	(128)	87,517

Total debt securities	195,876	8,221	(140)	203,957
Equity securities in financial institutions	481	195	—	676

Total	$196,357	$8,416	$(140)	$204,633

The amortized cost and fair value of securities at year end 2012 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$7,444	$7,516
Due from one to five years	16,468	16,574
Due from five to ten years	21,059	22,525
Due after ten years	81,832	87,476
Mortgage-backed securities in government sponsored entities	67,814	69,436
Equity securities in financial institutions	481	434

Total	$195,098	$203,961

Securities with a carrying value of $147,204 and $156,114 were pledged as of December 31, 2012 and 2011, respectively, to secure public deposits, other deposits and liabilities as required or permitted by law.

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows.

	2012	2011
Sale proceeds	$12,982	$310
Gross realized gains	99	—
Gross realized losses	(59)	—
Gains from securities called or settled by the issuer	—	5
Losses from securities called or settled by the issuer	—	(13)

Debt securities with unrealized losses at year end 2012 and 2011 not recognized in income are as follows.

	12 Months or less		More than 12 months		Total
2012	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
U.S. Treasury securities and obligations of U.S. government agencies	$6,184	$(8)	$—	$—	$6,184	$(8)
Obligations of states and political subdivisions	$1,440	$(22)	$465	$(2)	$1,905	$(24)
Mortgage-backed securities in gov’t sponsored entities	7,907	(215)	2,122	(18)	10,029	(233)
Equity securities in financial institutions	434	(47)	—	—	434	(47)

Total temporarily impaired	$15,965	$(292)	$2,587	$(20)	$18,552	$(312)

	12 Months or less		More than 12 months		Total
2011	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Obligations of states and political subdivisions	$1,309	$(10)	$160	$(2)	$1,469	$(12)
Mortgage-backed securities in gov’t sponsored entities	20,915	(128)	—	—	20,915	(128)

Total temporarily impaired	$22,224	$(138)	$160	$(2)	$22,384	$(140)

The Corporation periodically evaluates securities for other-than-temporary impairment. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in accumulated other comprehensive income.

The Corporation has assessed each available-for-sale security position for credit impairment. Factors considered in determining whether a loss is temporary include:

•	The length of time and the extent to which fair value has been below cost;

•	The severity of impairment;

•	The cause of the impairment and the financial condition and near-term prospects of the issuer;

•	If the Corporation intends to sell the investment;

•	If it’s more-likely-than-not the Corporation will be required to sell the investment before recovering its amortized cost basis; and

•	If the Corporation does not expect to recover the investment’s entire amortized cost basis (even if the Corporation does not intend to sell the investment).

The Corporation’s review for impairment generally entails:

•	Identification and evaluation of investments that have indications of impairment;

•

Analysis of individual investments that have fair values less than amortized cost, including consideration of length of time investment has been in unrealized loss position and the expected recovery period;

•	Evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment; and

•	Documentation of these analyses, as required by policy.

At December 31, 2012, the Corporation owned nineteen securities that were considered temporarily impaired. The unrealized losses on these securities have not been recognized into income because the issuers’ bonds are of high credit quality, management has the intent and ability to hold these securities for the foreseeable future, and the decline in fair value is largely due to changes in market interest rates. The Corporation also considers sector specific credit rating changes in its analysis. The fair value is expected to recover as the securities approach their maturity date or reset date. The Corporation does not intend to sell until recovery and does not believe selling will be required before recovery.

Loans	12 Months Ended
Dec. 31, 2012
Loans

NOTE 3—LOANS

Loans at year-end were as follows.

	2012	2011
Commercial and agricultural	$100,661	$86,395
Commercial real estate	434,808	371,852
Residential real estate	250,598	274,995
Real estate construction	19,677	39,790
Consumer	9,027	10,409
Credit card and other	782	1,827

Total Loans	815,553	785,268
Allowance for loan losses	(19,742)	(21,257)

Net loans	$795,811	$764,011

Loans to directors and executive officers, including their immediate families and companies in which they are principal owners during 2012 were as follows.

	2012	2011
Balance—Beginning of year	$10,922	$9,379
New loans and advances	5,713	4,470
Repayments	(6,788)	(2,817)
Effect of changes to related parties	150	(110)

Balance—End of year	$9,997	$10,922

Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses

NOTE 4—ALLOWANCE FOR LOAN LOSSES

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, the Corporation has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: Commercial and Agricultural loans, Commercial Real Estate loans, Residential Real Estate loans, Real Estate Construction loans and Consumer loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a three year period for all portfolio segments. Certain economic factors are also considered for trends which management uses to establish the directionality of changes to the unallocated portion of the reserve. The following economic factors are analyzed:

•	Changes in lending policies and procedures

•	Changes in experience and depth of lending and management staff

•	Changes in quality of Bank’s credit review system

•	Changes in the nature and volume of the loan portfolio

•	Changes in past due, classified and nonaccrual loans and TDRs

•	Changes in economic and business conditions

•	Changes in competition or legal and regulatory requirements

•	Changes in concentrations within the loan portfolio

•	Changes in the underlying collateral for collateral dependent loans

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the balance sheet date. The Corporation considers the allowance for loan losses of $19,742 adequate to cover loan losses inherent in the loan portfolio, at December 31, 2012. The following tables present by portfolio segment, the changes in the allowance for loan losses, the ending allocation of the allowance for loan losses and the loan balances outstanding for the period ended December 31, 2012 and December 31, 2011. The changes can be impacted by overall loan volume, adversely graded loans, historical charge-offs and economic factors. In the cases of both Real Estate Construction and Consumer loans, a negative provision was made based on volume changes. Total loans for these segments declined from the end of last year, leading to a smaller calculated required reserve. This is represented as a decrease in the provision. The allowance related to the unallocated segment increased, but remained at a level management feels is generally consistent with prior periods.

	Commercial	Commercial	Residential	Real Estate
	& Agriculture	Real Estate	Real Estate	Construction	Consumer	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Beginning balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257
Charge-offs	(841)	(3,440)	(4,506)	(446)	(246)	—	(9,479)
Recoveries	353	612	397	131	71	—	1,564
Provision	423	2,396	4,093	(310)	(298)	96	6,400

Ending Balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

	Commercial	Commercial	Residential	Real Estate
	& Agriculture	Real Estate	Real Estate	Construction	Consumer	Unallocated	Total
December 31, 2011
Allowance for loan losses:
Beginning balance	$3,639	$9,827	$4,569	$2,139	$726	$868	$21,768
Charge-offs	(2,447)	(4,561)	(3,748)	(981)	(193)	—	(11,930)
Recoveries	307	390	429	387	106	—	1,619
Provision	1,377	4,915	4,546	(571)	80	(547)	9,800

Ending Balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257

December 31, 2012	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$286	$2,354	$1,199	$107	$60	$—	$4,006
Ending balance:
Collectively evaluated for impairment	$2,525	$7,785	$4,581	$242	$186	$417	$15,736

Ending balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

Loan balances outstanding:
Ending Balance	$100,661	$434,808	$250,598	$19,677	$9,809		$815,553

Ending balance:
Individually evaluated for impairment	$5,420	$13,941	$6,127	$541	$61		$26,090
Ending balance:
Collectively evaluated for impairment	$95,241	$420,867	$244,471	$19,136	$9,748		$789,463

Ending balance	$100,661	$434,808	$250,598	$19,677	$9,809		$815,553

December 31, 2011	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$811	$2,940	$336	$239	$485	$—	$4,811
Ending balance:
Collectively evaluated for impairment	$2,065	$7,631	$5,460	$735	$234	$321	$16,446

Ending balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257

Loan balances outstanding:
Ending Balance	$86,395	$371,852	$274,995	$39,790	$12,236		$785,268

Ending balance:
Individually evaluated for impairment	$5,258	$17,700	$3,846	$576	$—		$27,380
Ending balance:
Collectively evaluated for impairment	$81,137	$354,152	$271,149	$39,214	$12,236		$757,888

Ending balance	$86,395	$371,852	$274,995	$39,790	$12,236		$785,268

The following table represents credit exposures by internally assigned risk ratings for the period ended December 31, 2012 and December 31, 2011. The risk rating analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Corporation’s internal credit risk rating system is based on experiences with similarly graded loans.

The Corporation’s internally assigned grades are as follows:

•	Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

•	Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

•

Substandard – loans that have a well-defined weakness based on objective evidence and are characterized by the distinct possibility that Citizens will sustain some loss if the deficiencies are not corrected.

•

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

•	Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.

•	Unrated – Generally, consumer loans are not risk-graded, except when collateral is used for a business purpose.

December 31, 2012	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$90,159	$397,657	$89,896	$16,594	$994	$595,300
Special Mention	1,653	6,371	1,944	352	—	10,320
Substandard	8,849	30,780	12,873	1,001	106	53,609
Doubtful	—	—	—	—	—	—

Ending Balance	$100,661	$434,808	$104,713	$17,947	$1,100	$659,229

December 31, 2011	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$73,011	$319,084	$92,577	$31,697	$2,208	$518,577
Special Mention	4,358	15,321	5,071	702	—	25,452
Substandard	9,026	37,447	17,764	5,067	—	69,304
Doubtful	—	—	—	—	—	—

Ending Balance	$86,395	$371,852	$115,412	$37,466	$2,208	$613,333

The following tables present performing and nonperforming loans based solely on payment activity for the period ended December 31, 2012 and December 31, 2011 that have not been assigned an internal risk grade. These types of loans presented here are not assigned a risk grade unless there is evidence of a problem. Payment activity is reviewed by management on a monthly basis to evaluate performance. Loans are considered to be nonperforming when they become 90 days past due or if management thinks that we may not collect all of our principal and interest. Nonperforming loans also include certain loans that have been modified in Troubled Debt Restructurings (TDRs) where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Corporation’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions due to economic status. Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

December 31, 2012	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$145,879	$1,730	$8,696	$156,305
Nonperforming	6	—	13	19

Total	$145,885	$1,730	$8,709	$156,324

December 31, 2011	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$159,291	$2,324	$10,027	$171,642
Nonperforming	292	—	1	293

Total	$159,583	$2,324	$10,028	$171,935

Following is a table which includes an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2012 and December 31, 2011.

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$31	$72	$553	$656	$100,005	$100,661	$—
Commercial Real Estate	1,000	533	6,794	8,327	426,481	434,808	80
Residential Real Estate	2,843	1,214	8,527	12,584	238,014	250,598	—
Real Estate Construction	43	—	416	459	19,218	19,677	—
Consumer and Other	127	20	29	176	9,633	9,809	—

Total	$4,044	$1,839	$16,319	$22,202	$793,351	$815,553	$80

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$229	$174	$509	$912	$85,483	$86,395	$19
Commercial Real Estate	4,156	1,369	9,466	14,991	356,861	371,852	737
Residential Real Estate	3,614	1,182	6,504	11,300	263,695	274,995	511
Real Estate Construction	—	—	45	45	39,745	39,790	45
Consumer and Other	89	16	2	107	12,129	12,236	2

Total	$8,088	$2,741	$16,526	$27,355	$757,913	$785,268	$1,314

The following table presents loans on nonaccrual status as of December 31, 2012 and December 31, 2011.

	2012	2011
Commericial & Agriculture	$2,869	$940
Commercial Real Estate	16,250	15,346
Residential Real Estate	9,701	8,915
Real Estate Construction	958	567
Consumer and Other	77	—

Total	$29,855	$25,768

Nonaccrual Loans: Loans are considered for nonaccrual status upon reaching 90 days delinquency, unless the loan is well secured and in the process of collection, although the Corporation may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income.

Loan modifications that are considered troubled debt restructurings completed during the quarters and twelve month periods ended December 31, 2012 and December 31, 2011 were as follows:

	For the Twelve Month Period Ended December 31, 2012			For the Twelve Month Period Ended December 31, 2011
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commericial & Agriculture	6	$984	$976	3	$1,506	$1,506
Commercial Real Estate	3	1,205	1,205	3	2,074	2,004
Residential Real Estate	25	1,740	1,662	2	180	181
Real Estate Construction	—	—	—	—	—	—
Consumer and Other	5	66	66	—	—	—

Total Loan Modifications	39	$3,995	$3,909	8	$3,760	$3,691

Recidivism, or the borrower defaulting on its obligation pursuant to a modified loan, results in the loan once again becoming a non-accrual loan. Recidivism occurs at a notably higher rate than do defaults on new originations loans, so modified loans present a higher risk of loss than do new origination loans.

During the twelve month period ended December 31, 2012, no loans modified and considered TDRs made during the twelve months previous to December 31, 2012, have defaulted. During the twelve month period ended December 31, 2011, no loans modified and considered TDRs made during the twelve months previous to December 31, 2011, had defaulted.

Impaired Loans: Larger (greater than $350) commercial loans and commercial real estate loans, all TDRs and residential real estate and consumer loans that are part of a larger relationship are tested for impairment. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate or a charge-off to the allowance.

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commericial & Agriculture	$5,053	$5,226	$—	$2,914	$3,010	$—
Commercial Real Estate	5,446	8,114	—	3,804	4,739	—
Residential Real Estate	2,566	5,346	—	862	953	—
Real Estate Construction	—	521	—	—	—	—
Consumer and Other	1	1	—	—	—	—

Total	13,066	19,208	—	7,580	8,702	—
With an allowance recorded:
Commericial & Agriculture	367	385	286	2,344	3,645	811
Commercial Real Estate	8,495	8,681	2,354	13,896	16,534	2,940
Residential Real Estate	3,561	4,554	1,199	2,984	4,127	336
Real Estate Construction	541	547	107	576	1,103	239
Consumer and Other	60	60	60	—	—	485

Total	13,024	14,227	4,006	19,800	25,409	4,811
Total:
Commericial & Agriculture	5,420	5,611	286	5,258	6,655	811
Commercial Real Estate	13,941	16,795	2,354	17,700	21,273	2,940
Residential Real Estate	6,127	9,900	1,199	3,846	5,080	336
Real Estate Construction	541	1,068	107	576	1,103	239
Consumer and Other	61	61	60	—	—	485

Total	$26,090	$33,435	$4,006	$27,380	$34,111	$4,811

	December 31, 2012		December 31, 2011
For the year ended:	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commericial & Agriculture	$4,762	$276	$4,713	$481
Commercial Real Estate	16,482	958	13,529	1,268
Residential Real Estate	4,909	557	3,751	262
Real Estate Construction	533	25	1,363	17
Consumer and Other	34	2	—	—

Total	$26,720	$1,818	$23,356	$2,028

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment

NOTE 5—PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows.

	2012	2011
Land and improvements	$4,094	$4,094
Buildings and improvements	19,482	19,397
Furniture and equipment	19,180	18,498

Total	42,756	41,989
Accumulated depreciation	(25,590)	(24,215)

Premises and equipment, net	$17,166	$17,774

Depreciation expense was $1,493 and $1,551 for 2012 and 2011, respectively.

Rent expense was $344 and $322 for 2012 and 2011, respectively. Rent commitments under non-cancelable operating leases at December 31, 2012 were as follows, before considering renewal options that generally are present.

2013	$336
2014	269
2015	157
2016	115
2017	97
Thereafter	—

Total	$974

The rent commitments listed above are primarily for the leasing of five financial services branches.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets

NOTE 6—GOODWILL AND INTANGIBLE ASSETS

There has been no change in the carrying amount of goodwill of $21,720 for the years ended December 31, 2012 and December 31, 2011.

Management performs an annual evaluation of goodwill for impairment, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Management performed an evaluation of the Corporation’s goodwill during the fourth quarter of 2012. In performing its evaluation, management obtained several commonly used financial ratios from pending and completed purchase transactions for banks based in the Midwest. Management used these ratios to determine an implied market value for the Corporation. The implied market value was then used to determine whether or not additional testing was required. Based on this initial test, management concluded that a more extensive evaluation of the Corporation’s goodwill was needed, and is described below.

The goodwill impairment test was completed by determining the fair value of the Bank on a controlling interest basis. The fair value was considered to be the amount at which the Bank could be sold in a current transaction between willing parties, that is, other than a forced liquidation sale. Four different methods were used to determine the fair value of the Bank. The methods used were the comparable transactions method, the control premium method, the public market peers approach and the discounted cash flow method.

The comparable transaction method starts with acquisition pricing multiples for other purchases completed where the seller shares financial characteristics with the reporting unit, then applies the median of such multiples to the Bank’s financial data. This results in a range of values. Further consideration is given to the Bank’s risk profile by considering things like asset quality and reserve for loan loss coverage ratio. The assumed benefit of the comparable transaction method is its use of information from distinct market transactions that are reflective of “true market conditions.”

The control premium method starts with the current price of the Corporation’s stock and adjusts for premiums paid in recent merger transactions. The premium is simply what the buyer was willing to pay above the trading price to acquire controlling interest in the reporting unit. While the benefit of the control premium method is its use of information from distinct market transactions that are reflective of “true market conditions”, this method was discounted in the overall calculation because the trading price of the Corporation was not considered to be a good indicator of the minority interest in the Bank.

The public market peers method is based on the market value of publicly traded banking companies similar to the reporting unit and adjusts for premiums paid in recent merger transactions. Similar to the comparable transaction method, the benefit of the control premium method is its use of information from distinct market transactions that are reflective of “true market conditions.”

The discounted cash flow method is based on the present value of future cash flows over a five year period and the projected terminal value at the end of the fifth year. The discount rate used represents the buyer’s perceived required return. This method also relies on projected operations, such as asset growth, profitability and dividend payout ratio. While an acceptable valuation method, the discounted cash flow method is generally assumed to be less beneficial due to its reliance on future performance of the Bank and general economic conditions.

While all of the analyses were performed, the approaches were weighted in determining the fair value. At the calculation date of November 30, 2012, the difference of the calculated fair value of the reporting unit of $129,000 exceeded the carrying value of the reporting unit, which was common shareholder’s equity of $117,000, including goodwill. Based on the foregoing analyses, management determined goodwill is not impaired.

Acquired Intangible Assets

Acquired intangible assets were as follows as of year end.

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Core deposit and other intangibles	$11,619	$8,480	$11,619	$7,506

Aggregate amortization expense was $974 and $1,162 for 2012 and 2011.

Estimated amortization expense for each of the next five years and thereafter is as follows.

2013	$847
2014	769
2015	554
2016	522
2017	447
Thereafter	—

$3,139

Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2012
Interest-Bearing Deposits

NOTE 7—INTEREST-BEARING DEPOSITS

Interest-bearing deposits as of December 31, 2012 and 2011 were as follows.

	2012	2011
Demand	$170,190	$140,914
Statement and Passbook Savings	289,781	282,957
Certificates of Deposit:
In excess of $100	76,261	89,305
Other	154,843	162,404
Individual Retirement Accounts	32,898	36,284

Total	$723,973	$711,864

Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2012 were as follows.

2013	$139,510
2014	77,472
2015	20,665
2016	6,710
2017	8,889
Thereafter	10,756

Total	$264,002

Deposits from principal officers, directors, and their affiliates at year-end 2012 and 2011 were $8,493 and $6,909, respectively.

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances

NOTE 8—FEDERAL HOME LOAN BANK ADVANCES

The Corporation has a $40 million cash management advance line of credit with the FHLB. The Corporation had no outstanding balance on this line as of December 31, 2012 and December 31, 2011. The Corporation also has an $80 million repo advance line with the FHLB with no outstanding balances as of December 31, 2012 and December 31, 2011.

At year end, advances from the FHLB were as follows:

	2012	2011
Maturities from August 2013 through January 2017, fixed rates from 1.49% to 4.85%, averaging 2.50%	$40,261	$50,295

Scheduled principal reductions of FHLB advances at December 31, 2012 were as follows.

2013	$2,538
2014	30,223
2015	5,000
2017	2,500

Total	$40,261

In addition to the borrowings, the Corporation has outstanding letters of credit with the FHLB totaling $23,600 at year-end 2012 and $23,710 at year-end 2011 used for pledging to secure public funds. FHLB borrowings and the letters of credit are collateralized by FHLB stock and by $95,792 and $111,007 of residential mortgage loans under a blanket lien arrangement at year-end 2012 and 2011, respectively.

The Corporation had a FHLB maximum borrowing capacity of $100,501 as of December 31, 2012, with remaining borrowing capacity of approximately $36,640. The borrowing arrangement with FHLB is subject to annual renewal. The maximum borrowing capacity is recalculated at least quarterly.

Other Borrowings	12 Months Ended
Dec. 31, 2012
Other Borrowings

NOTE 9—OTHER BORROWINGS

Information concerning securities sold under agreements to repurchase and treasury tax and loan deposits were as follows.

	2012	2011
Average balance during the year	$18,912	$21,588
Average interest rate during the year	0.11%	0.15%
Maximum month-end balance during the year	$23,328	$25,246
Weighted average interest rate at year end	0.11%	0.16%

Securities underlying repurchase agreements had a fair value of $23,219 at December 31, 2012 and $19,029 at December 31, 2011.

Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Subordinated Debentures

NOTE 10—SUBORDINATED DEBENTURES

Trusts formed by the Corporation issued floating rate trust preferred securities, in the amounts of $5,000 and $7,500, through special purpose entities as part of pooled offerings of such securities. The Corporation issued subordinated debentures to the trusts in exchange for the proceeds of the offerings, which debentures represent the sole assets of the trusts. The Corporation may redeem the subordinated debentures, in whole but not in part, at face value. In April 2007, the Corporation elected to redeem and refinance the $5,000 floating rate subordinated debenture. The refinancing was done at face value and resulted in a 2.00% reduction in the rate. The new subordinated debenture has a 30 year maturity and is redeemable, in whole or in part, anytime without penalty. The replacement subordinated debenture does not have any deferred issuance cost associated with it. The interest rate at December 31, 2012 on the $7,500 debenture is 3.46% and the $5,000 debenture is 1.91%.

Additionally, the Corporation formed an additional trust that issued $12,500 of 6.05% fixed rate trust preferred securities for five years, then becoming floating rate trust preferred securities, through a special purpose entity as part of a pooled offering of such securities. The Corporation issued subordinated debentures to the trusts in exchange for the proceeds of the offerings, which debentures represent the sole assets of the trusts. The Corporation may redeem the subordinated debentures at face value without penalty. The current rate on the $12,500 subordinated debenture is 2.56%.

Finally, the Corporation acquired two additional trust preferred securities as part of the Futura acquisition. Futura TPF Trust I and Futura TPF Trust II were formed in June of 2005 in the amounts of $2,500 and $1,927, respectively. Futura had issued subordinated debentures to the trusts in exchange for ownership of all of the common security of the trusts and the proceeds of the preferred securities sold by the trusts. The Corporation may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1,000, on or after June 15, 2010 at 100% of the principal amount, plus accrued and unpaid interest. The subordinated debentures mature on June 15, 2035. The subordinated debentures are also redeemable in whole or in part from time to time, upon the occurrence of specific events defined within the trust indenture. The current rate on the $2,500 subordinated debenture is variable at 1.97%. In June 2010, the rate on the $1,927 subordinated debenture switched from a fixed rate to a floating rate. The current rate on the $1,927 subordinated debenture is 1.97%.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

NOTE 11—INCOME TAXES

Income tax expense was as follows.

	2012	2011
Current	$1,395	$1,213
Deferred	330	(366)

Income tax expense	$1,725	$847

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following.

	2012	2011
Income taxes computed at the statutory federal tax rate	$2,483	$1,634
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(630)	(558)
Cash surrender value of BOLI	(213)	(219)
Other	85	(10)

Income tax expense	$1,725	$847

Tax benefit attributable to security losses totaled $0 in 2012. Tax benefit attributable to security losses totaled $3 in 2011.

Year-end deferred tax assets and liabilities were due to the following.

	2012	2011
Deferred tax assets
Allowance for loan losses	$6,712	$7,227
Deferred compensation	1,057	816
Intangible assets	182	388
Pension costs	2,775	1,900
Impairment losses	195	195
Other	171	158

Deferred tax asset	11,092	10,684

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(295)	(373)
Discount accretion on securities	(73)	(77)
Purchase accounting adjustments	(1,774)	(2,111)
FHLB stock dividends	(2,249)	(2,249)
Unrealized gain on securities available for sale	(3,013)	(2,814)
Other	(105)	(20)

Deferred tax liability	(7,509)	(7,644)

Net deferred tax asset	$3,583	$3,040

The Corporation and its subsidiaries are subject to U.S. federal income tax as well as income tax of the State of Ohio for all affiliates other than the Bank. The Bank is subject to tax in Ohio based upon its net worth.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. During 2010, the Internal Revenue Service concluded an audit of the Corporation’s tax returns for the year ended 2007 in which there was no change necessary to the Corporation’s tax liability. The Corporation’s federal tax returns for taxable years through 2008 have been closed for purposes of examination by the Internal Revenue Service.

Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans

NOTE 12—RETIREMENT PLANS

The Corporation sponsors a savings and retirement 401(k) plan, which covers all employees who meet certain eligibility requirements and who choose to participate in the plan. The matching contribution to the 401(k) plan was $190 in 2012 and $168 in 2011.

The Corporation also sponsors a pension plan which is a noncontributory defined benefit retirement plan for all employees who have attained the age of 20 1/2, completed six months of service and work 1,000 or more hours per year. Annual payments, subject to the maximum amount deductible for federal income tax purposes, are made to a pension trust fund. In 2006, the Corporation amended the pension plan to provide that no employee could be added as a participant to the pension plan after December 31, 2006.

Information about the pension plan is as follows.

	2012	2011
Change in benefit obligation:
Beginning benefit obligation	$16,934	$15,008
Service cost	939	846
Interest cost	915	798
Actuarial (gain)/loss	3,474	1,244
Benefits paid	(658)	(962)

Ending benefit obligation	21,604	16,934
Change in plan assets, at fair value:
Beginning plan assets	11,445	11,206
Actual return	1,181	71
Employer contribution	1,510	1,152
Benefits paid	(658)	(962)
Administrative expenses	(37)	(22)

Ending plan assets	13,441	11,445

Funded status at end of year	$(8,163)	$(5,489)

Amounts recognized in accumulated other comprehensive income at December 31, consist of:

	2012	2011
Unrecognized actuarial loss (net of tax, of $3,862 in 2012 and $2,900 in 2011)	$7,496	$5,629

The accumulated benefit obligation for the defined benefit pension plan was $17,379 at December 31, 2012 and $13,684 at December 31, 2011.

The components of net periodic pension expense were as follows.

	2012	2011
Service cost	$939	$846
Interest cost	915	798
Expected return on plan assets	(858)	(828)
Net amortization and deferral	359	342

Net periodic benefit cost	1,355	1,158

Net loss (gain) recognized in other comprehensive income	2,829	1,962
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$4,184	$3,120

The estimated net loss and prior service costs for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $520.

The weighted average assumptions used to determine benefit obligations at year-end were as follows.

	2012	2011
Discount rate on benefit obligation	3.72%	4.60%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

The weighted average assumptions used to determine net periodic pension cost were as follows.

	2012	2011
Discount rate on benefit obligation	4.60%	5.04%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

The Corporation uses long-term market rates to determine the discount rate on the benefit obligation. Declines in the discount rate lead to increases in the actuarial loss related to the benefit obligation.

The expectation for long-term rate of return on the pension assets and the expected rate of compensation increases are reviewed periodically by management in consultation with outside actuaries and primary investment consultants. Factors considered in setting and adjusting these rates are historic and projected rates of return on the portfolio and historic and estimated rates of increases of compensation.

The Corporation’s pension plan asset allocation at year-end 2011, and 2012 and target allocation for 2013 by asset category are as follows.

		Percentage of Plan
	Target	Assets
	Allocation	at Year-end
Asset Category	2013	2012	2011
Equity securities	20-50%	45.5%	45.9%
Debt securities	30-60	53.9	52.5
Money market funds	20-30	0.6	1.6

Total		100.0%	100.0%

The Corporation developed the pension plan investment policies and strategies for plan assets with its pension management firm. The assets are currently invested in five diversified investment funds, which include three equity funds, one money market fund and one bond fund. The long-term guidelines from above were created to maximize the return on portfolio assets while reducing the risk of the portfolio. The management firm may allocate assets among the separate accounts within the established long-term guidelines. Transfers among these accounts will be at the management firm’s discretion based on their investment outlook and the investment strategies that are outlined at periodic meetings with the Corporation. The expected long-term rate of return on the plan assets was 7.00% in 2012 and 2011. This return is based on the expected return for each of the asset categories, weighted based on the target allocation for each class.

The Corporation expects to contribute $2,000 to its pension plan in 2013. Employer contributions totaled $1,510 in 2012. The increase in the benefit obligation was partially offset by the contributions and the increase in plan assets. This led to a change in funded status from $(5,489) to $(8,163).

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2012 and 2011:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$76	$—	$—	$76
Commodity mutual funds	23	—	—	23
Bond Mutual funds	7,244	—	—	7,244
Equity market funds:
International	836	—	—	836
Large cap	4,388	—	—	4,388
Mid cap	177	—	—	177
Small cap	697	—	—	697

Total assets at fair value	$13,441	$—	$—	$13,441

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$226	$—	$—	$226
Commodity mutual funds	23	—	—	23
Bond Mutual funds	6,091	—	—	6,091
Equity market funds:
International	677	—	—	677
Large cap	3,651	—	—	3,651
Mid cap	163	—	—	163
Small cap	614	—	—	614

Total assets at fair value	$11,445	$—	$—	$11,445

Investment in equity securities, debt securities, and money market funds are valued at the closing price reported on the active market on which the individual securities are traded.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected benefit payments, which reflect expected future service, are as follows.

2013	$236
2014	386
2015	497
2016	630
2017	845
2018 through 2022	6,030

Total	$8,624

Supplemental Retirement Plan

Citizens established a supplemental retirement plan (“SERP”) which covers key members of management in 2012. Participants will receive annually a percentage of their base compensations at the time of their retirement for a maximum of ten years. The liability recorded at December 31, 2012, was $700,447, compared to $331,239 at December 31, 2011. The expense related to the plan was $369,208 for 2012 and $331,239 for 2011. No distributions to participants were made in either 2012 or 2011.

Stock Options	12 Months Ended
Dec. 31, 2012
Stock Options

NOTE 13—STOCK OPTIONS

Options to buy stock have been granted to directors, officers and employees under the Corporation’s stock option plan, which was approved by shareholders on April 18, 2000 and authorized the Corporation to issue up to 225,000 options. Exercise price is the market price at date of grant. The maximum option term is ten years, and options vest after three years. The Corporation’s stock option plan expired in 2010, and no further stock options may be granted under the plan.

A summary of the activity in the stock option plan is as follows.

	2012		2011
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	29,500	$25.42	29,500	$25.42
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	(19,500)	20.50	—	—

Outstanding at end of year	10,000	$35.00	29,500	$25.42

Options exercisable at year-end	10,000	$35.00	29,500	$25.42

Options outstanding at year-end 2012 were as follows.

	Outstanding
		Weighted
		Average	Weighted
		Remaining	Average
		Contractual	Exercise
Exercise price	Number	Life	Price
$35.00	10,000	3.5 mos.	35.00

Outstanding at year-end	10,000	3.5 mos.	$35.00

The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the market price of the common stock as of the reporting date. As of December 31, 2012 and December 31, 2011, there were no options that had intrinsic value.

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement

NOTE 14—FAIR VALUE MEASUREMENT

U.S. generally accepted accounting principles establish a hierarchal disclosure framework associated with the level of observable pricing utilized in measuring assets and liabilities at fair value. The three broad levels defined by the hierarchy are as follows: Level 1: Quoted prices for identical assets in active markets that are identifiable on the measurement date; Level 2: Significant other observable inputs, such as quoted prices for similar assets, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data; Level 3: Significant unobservable inputs that reflect the Corporation’s own view about the assumptions that market participants would use in pricing an asset.

Securities: The fair values of securities available for sale are determined by matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs). Management uses significant unobservable inputs to determine the fair value of one security (Level 3 inputs). These inputs include appraised values of the underlying collateral and estimated costs to sell the collateral. The value of the collateral has been discounted to represent the value in a distressed sale situation.

Equity securities: The Corporation’s equity securities are not actively traded in an open market. The fair values of these equity securities available for sale are determined by using market data inputs for similar securities that are observable. (Level 2 inputs).

The fair value measurement for equity securities in financial institutions at December 31, 2011 was determined using Level 1 quoted market prices. No transactions have occurred since December 31, 2011 and management determined that there was no active market for the security. Therefore the fair value of the equity securities in financial institutions at December 31, 2012 is measured using Level 2 observable market data inputs.

Impaired loans: The fair values of impaired loans are determined using the fair values of collateral for collateral dependent loans, or discounted cash flows. The Corporation uses independent appraisals, discounted cash flow models and other available data to estimate the fair value of collateral (Level 3 inputs).

Other real estate owned: The fair value of other real estate owned is determined using the fair value of collateral. The Corporation uses appraisals and other available data to estimate the fair value of collateral (Level 3 inputs). The appraised values are discounted to represent an estimated value in a distressed sale. Additionally, estimated costs to sell the property are used to further adjust the value.

Assets measured at fair value are summarized below.

	Fair Value Measurements at December 31, 2012 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$54,286	$—
Obligations of states and political subdivisions	—	79,338	468
Mortgage-backed securities in government sponsored entities	—	69,435	—
Equity securities in financial institutions	—	434	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$22,084
Other Real Estate Owned	—	—	471
Mortgage Servicing Rights	—	308	—

	Fair Value Measurements at December 31, 2011 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$49,704	$—
Obligations of states and political subdivisions	—	66,219	517
Mortgage-backed securities in government sponsored entities	—	87,518	—
Equity securities in financial institutions	676	—	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$22,569
Other Real Estate Owned	—	—	1,097
Mortgage Servicing Rights	—	60	—

The following table presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2012.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012	Fair Value	Valuation Technique	Unobservable Input	Range
Investments	$468	Appraisal of collateral	Appraisal adjustments	20% – 30%
			Liquidation expense	8% – 12%
Impaired loans	$22,084	Appraisal of collateral	Appraisal adjustments	10% – 30%
			Liquidation expense	0% – 10%
			Holding period	0 – 30 months
		Discounted cash flows	Discount rates	2% – 8.5%
Other real estate owned	$471	Appraisal of collateral	Appraisal adjustments	10% – 30%
			Liquidation expense	0% – 10%

The following table presents the changes in the Level 3 fair value category for the fiscal period ended December 31, 2012. The Corporation classifies financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to the unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly.

	2012	2011
Securities available for sale
Beginning balance January 1,	$517	$560
Principal payments	(49)	(43)

Ending balance December 31,	$468	$517

The carrying amount and fair value of financial instruments were as follows.

	Carrying
December 31, 2012	Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$46,131	$46,131	$46,131	$—	$—
Securities available for sale	195,098	203,961	—	203,493	468
Other securities	15,567	15,567	15,567	—	—
Loans, available for sale	1,873	1,873	1,873	—	—
Loans, net of allowance for loan losses	795,811	812,950	—	—	812,950
Bank owned life insurance	18,590	18,590	18,590	—	—
Accrued interest receivable	3,709	3,709	3,709	—	—
Financial Liabilities:
Non maturing deposits	662,387	662,387	662,387	—	—
Time deposits	264,002	265,974	—	—	265,974
Federal Home Loan Bank advances	40,261	41,658	—	—	41,658
Securities sold under agreement to repurchase	23,219	23,219	23,219	—	—
Subordinated debentures	29,427	26,855	—	—	26,855
Accrued interest payable	185	185	185	—	—

	December 31, 2011
	Carrying
	Amount	Fair Value
Financial Assets:
Cash and due from financial institutions	$52,127	$52,127
Securities, AFS	196,357	204,633
Other securities	15,388	15,388
Loans, available for sale	598	598
Loans, net of allowance for loan losses	764,011	785,900
Bank Owned Life Insurance	17,963	17,963
Accrued interest receivable	3,787	3,787
Financial Liabilities:
Non maturing deposits	613,255	613,255
Time deposits	287,991	298,690
Federal Home Loan Bank advances	50,295	52,263
Securities sold under agreement to repurchase	19,029	19,029
Subordinated debentures	29,427	26,461
Accrued interest payable	258	258

The estimated fair value approximates carrying amount for all items except those described below. Estimated fair value for securities is based on quoted market values for the individual securities or for equivalent securities. For fixed rate loans or deposits and for variable rate loans or deposits with infrequent repricing or repricing limits, fair value is based on discounted cash flows using current market rates applied to the cash flow analysis or underlying collateral values. Fair value of debt is based on current rates for similar financing. The fair value of off-balance-sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements and are considered nominal.

For certain homogeneous categories of loans, such as some residential mortgages, credit card receivables, and other consumer loans, fair value is estimated using the quoted market prices for securities backed by similar loans, adjusted for differences in loan characteristics. The fair value of other types of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Commitments, Contingencies and Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2012
Commitments, Contingencies and Off-Balance-Sheet Risk

NOTE 15—COMMITMENTS, CONTINGENCIES AND OFF-BALANCE-SHEET RISK

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to extend credit:
Lines of credit and construction loans	$9,378	$118,182	$6,913	$111,710
Overdraft protection	51	19,726	1,320	17,828
Letters of credit	294	396	200	424

	$9,723	$138,304	$8,433	$129,962

Commitments to make loans are generally made for a period of one year or less. Fixed-rate loan commitments included above had interest rates ranging from 2.25% to 15.00% at December 31, 2012 and 2.25% to 15.00% at December 31, 2011. Maturities extend up to 40 years.

Citizens is required to maintain certain reserve balances on hand in accordance with the Federal Reserve Board requirements. The average reserve balance maintained in accordance with such requirements was $1,217 on December 31, 2012 and $998 on December 31, 2011.

Capital Requirements and Restriction on Retained Earnings	12 Months Ended
Dec. 31, 2012
Capital Requirements and Restriction on Retained Earnings

NOTE 16—CAPITAL REQUIREMENTS AND RESTRICTION ON RETAINED EARNINGS

The Corporation and Citizens are subject to regulatory capital requirements administered by the federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators. Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2012 and 2011, the most recent regulatory notifications categorized Citizens as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

At December 31, 2012, the Corporation’s and Citizens’ actual capital levels and minimum required levels were as follows.

					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total Capital to risk-weighted assets
Consolidated	$116,423	14.8%	$62,931	8.0%	n/a	n/a
Citizens	104,948	13.4	62,656	8.0	$78,319	10.0
Tier I (Core) Capital to risk-weighted assets
Consolidated	103,979	13.3	31,272	4.0	n/a	n/a
Citizens	95,022	12.1	31,335	4.0	47,002	6.0
Tier I (Core) Capital to average assets
Consolidated	103,979	9.3	44,722	4.0	n/a	n/a
Citizens	95,022	8.5	44,559	4.0	55,699	5.0

At December 31, 2011, the Corporation’s and Citizens’ actual capital levels and minimum required levels were as follows.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to risk-weighted assets
Consolidated	$113,609	15.0%	$60,632	8.0%	n/a	n/a
Citizens	101,686	13.5	60,259	8.0	$75,323	10.0
Tier I (Core) Capital to risk-weighted assets
Consolidated	100,068	13.2	30,324	4.0	n/a	n/a
Citizens	92,133	12.2	30,207	4.0	45,311	6.0
Tier I (Core) Capital to average assets
Consolidated	100,068	9.2	43,650	4.0	n/a	n/a
Citizens	92,133	8.4	43,873	4.0	54,841	5.0

The Corporation’s primary source of funds for paying dividends to its shareholders and for operating expense is the cash accumulated from dividends received from Citizens. Payment of dividends by Citizens to the Corporation is subject to restrictions by Citizens’ regulatory agencies. These restrictions generally limit dividends to the current and prior two years retained earnings as defined by the regulations. In addition, dividends may not reduce capital levels below minimum regulatory requirements.

Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Only Condensed Financial Information

NOTE 17—PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of FCBC follows.

	December 31,
Condensed Balance Sheets	2012	2011
Assets:
Cash	$9,291	$7,612
Securities available for sale	434	676
Investment in bank subsidiary	115,426	112,887
Investment in nonbank subsidiaries	12,585	12,535
Other assets	4,016	5,071

Total assets	$141,752	$138,781

Liabilities and Shareholders’ Equity:
Deferred income taxes and other liabilities	$8,344	$6,826
Subordinated debentures	29,427	29,427
Preferred stock	23,184	23,151
Common stock	114,365	114,447
Accumulated deficit	(14,687)	(17,667)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(1,646)	(168)

Total liabilities and shareholders’ equity	$141,752	$138,781

	For the years ended
	December 31,
Condensed Statements of Operations	2012	2011
Dividends from bank subsidiaries	$4,747	$2,500
Interest expense	(833)	(770)
Other expense, net	(2,111)	(2,245)

Loss before equity in undistributed net earnings of subsidiaries	1,803	(515)
Income tax benefit	1,001	1,025
Equity in undistributed net earnings of subsidiaries	2,775	3,448

Net income	$5,579	$3,958

Comprehensive income	$4,100	$6,968

	For the years ended December 31,
Condensed Statements of Cash Flows	2012	2011
Operating activities:
Net income	$5,579	$3,958
Adjustment to reconcile net income to net cash provided by operating activities:
Change in other assets and other liabilities	959	153
Equity in undistributed net earnings of subsidiaries	(2,775)	(3,448)

Net cash from operating activities	3,763	663
Financing activities:
Cash dividends paid	(2,084)	(1,390)

Net cash used for financing activities	(2,084)	(1,390)

Net change in cash and cash equivalents	1,679	(727)
Cash and cash equivalents at beginning of year	7,612	8,339

Cash and cash equivalents at end of year	$9,291	$7,612

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share

NOTE 18—EARNINGS PER SHARE

The factors used in the earnings per share computation follow.

	2012	2011
Basic
Net income available to common shareholders	$4,386	$2,782

Weighted Average common shares outstanding	7,707,917	7,707,917

Basic earnings per share	$0.57	$0.36

Diluted
Net income available to common shareholders	$4,386	$2,782

Weighted average common shares outstanding for basic earnings per common share	7,707,917	7,707,917
Add: dilutive effects of assumed exercise of options	—	—

Average shares and dilutive potential common shares outstanding	7,707,917	7,707,917

Diluted earnings per share	$0.57	$0.36

Basic earnings per common share are calculated by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share takes into consideration the pro forma dilution of unexercised stock option awards, computed using the treasury stock method.

Stock options for 10,000 shares in 2012 and for 29,500 shares 2011 were not considered in computing diluted earnings per common share because they were anti-dilutive.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data

NOTE 19—QUARTERLY FINANCIAL DATA (UNAUDITED)

	Interest Income	Net Interest Income	Net Income / (Loss)	Basic Earnings per Common Share	Diluted Earnings per Common Share
2012
First quarter (1)(2)(3)	$12,118	$10,445	$1,293	$0.13	$0.13
Second quarter (1)(2)(5)	11,757	10,146	936	0.08	0.08
Third quarter (1)(2)(3)	11,529	10,028	1,384	0.14	0.14
Fourth quarter (1)(2)(3)(4)	11,357	9,959	1,966	0.22	0.22
2011
First quarter (6)(8)(9)	$12,414	$10,372	$753	$0.06	$0.06
Second quarter (6)(7)(8)(9)	12,045	10,153	523	0.03	0.03
Third quarter (6)(8)(9)	12,267	10,439	1,193	0.12	0.12
Fourth quarter (6)(8)(9)	12,135	10,397	1,489	0.15	0.15

(1)	Interest income decreased as loans repriced downward.
(2)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(3)	Net income increased due to a reduction in provision for loan losses.
(4)	Interest income decreased due to reversed income related to nonaccrual loans.
(5)	Net income decreased due to reserves for unfunded commitments.
(6)	Interest income decreased as loans repriced downward.
(7)	Interest income decreased due to reversed income related to nonaccrual loans.
(8)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(9)	Net income increased due to a reduction in provision for loan losses.

Participation in the Treasury Capital Purchase Program	12 Months Ended
Dec. 31, 2012
Participation in the Treasury Capital Purchase Program

NOTE 20—PARTICIPATION IN THE TREASURY CAPITAL PURCHASE PROGRAM

On January 23, 2009, the Corporation completed the sale to the U.S. Treasury of $23,184 of newly-issued non-voting preferred shares as part of the Capital Purchase Program (CPP) enacted by the U.S. Treasury as part of the Troubled Assets Relief Program (TARP) under the Emergency Economic Stabilization Act of 2008 (EESA). To finalize the Corporation’s participation in the CPP, the Corporation and the Treasury entered into a Letter Agreement, dated January 23, 2009, including the Securities Purchase Agreement – Standard Terms attached thereto. Pursuant to the terms of the Securities Purchase Agreement, the Corporation issued and sold to Treasury (1) 23,184 shares of Fixed Rate Cumulative Perpetual Preferred Shares, Series A, each without par value and having a liquidation preference of $1,000 per share (Series A Preferred Shares), and (2) a Warrant to purchase 469,312 common shares of the Corporation, each without par value, at an exercise price of $7.41 per share. The Warrant has a ten-year term. All of the proceeds from the sale of the Series A Preferred Shares and the Warrant by the Corporation to the U.S. Treasury under the CPP qualify as Tier 1 capital for regulatory purposes. Under the standardized CPP terms, cumulative dividends on the Series A Preferred Shares will accrue on the liquidation preference at a rate of 5% per annum for the first five years, and at a rate of 9% per annum thereafter, but will be paid only if, as and when declared by the Corporation’s Board of Directors. The Series A Preferred Shares have no maturity date and rank senior to the common shares with respect to the payment of dividends and distributions and amounts payable upon liquidation, dissolution and winding up of the Corporation.

On July 3, 2012, the U.S. Treasury completed the sale of all 23,184 of the Preferred Shares to various investors pursuant to a modified “Dutch auction” process. As a result of the U.S. Treasury’s sale of all of the Preferred Shares, the executive compensation and corporate governance standards which applied to the Corporation as a participant in the CPP, which standards were most recently set forth in the Interim Final Rule on TARP Standards for Compensation and Corporate Governance, published June 15, 2009, are no longer applicable to the Corporation.

On September 5, 2012, the Corporation completed the repurchase of the Warrant from the U.S. Treasury in accordance with the terms of the Securities Purchase Agreement for an aggregate purchase price of $563,174. The purchase price was determined by the Board of Directors of the Corporation based on the Fair Market Value of the Warrant, as established by an appraisal conducted by a nationally recognized independent investment banking firm.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Nature of Operations and Principles of Consolidation

Nature of Operations and Principles of Consolidation: The Consolidated Financial Statements include the accounts of First Citizens Banc Corp (FCBC) and its wholly-owned subsidiaries: The Citizens Banking Company (Citizens), First Citizens Insurance Agency, Inc., Water Street Properties, Inc. (Water St.) and FC Refund Solutions, Inc. (FCRS). First Citizens Capital LLC (FCC) is wholly-owned by Citizens and holds inter-company debt. First Citizens Investments, Inc. (FCI) is wholly-owned by Citizens and holds and manages its securities portfolio. The operations of FCI and FCC are located in Wilmington, Delaware. The above companies together are sometimes referred to as the Corporation. Intercompany balances and transactions are eliminated in consolidation.

The Corporation provides financial services through its offices in the Ohio counties of Erie, Crawford, Champaign, Franklin, Logan, Summit, Huron, Ottawa, Madison, Union and Richland. Its primary deposit products are checking, savings, and term certificate accounts, and its primary lending products are residential mortgage, commercial, and installment loans. Substantially all loans are secured by specific items of collateral including business assets, consumer assets and commercial and residential real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. There are no significant concentrations of loans to any one industry or customer. However, the customer’s ability to repay their loans is dependent on the real estate and general economic conditions in the area. Other financial instruments that potentially represent concentrations of credit risk include deposit accounts in other financial institutions and Federal Funds sold.

First Citizens Insurance Agency Inc. was formed to allow the Corporation to participate in commission revenue generated through its third party insurance agreement. Insurance commission revenue was less than 1.0% of total revenue for the years ended December 31, 2012 and 2011. Water St. was formed to hold repossessed assets of FCBC’s subsidiaries. Water St. revenue was less than 1% of total revenue for the years ended December 31, 2012 and 2011. FCRS was formed in 2012 and remained inactive for the periods presented.

Use of Estimates

Use of Estimates: To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and future results could differ. The allowance for loan losses, impairment of goodwill, fair values of financial instruments, valuation of deferred tax assets, pension obligations and other-than-temporary-impairment of securities are considered material estimates that are particularly susceptible to significant change in the near term.

Cash Flows

Cash Flows: Cash and cash equivalents include cash on hand and demand deposits with financial institutions with original maturities fewer than 90 days. Net cash flows are reported for customer loan and deposit transactions, interest bearing deposits in other financial institutions, and federal funds purchased or sold and repurchase agreements.

Interest-Bearing Deposits in Other Financial Institutions	Interest-Bearing Deposits in Other Financial Institutions: Interest-bearing deposits in other financial institutions mature within one year and are carried at cost.
Securities

Securities: Debt securities are classified as held to maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity. Debt securities are classified as available for sale when they might be sold before maturity. Equity securities with readily determinable fair values are also classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported in other comprehensive income, net of tax.

Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage backed securities where prepayments are anticipated. Gains and losses on sales are based on the amortized cost of the security sold using the specific identification method.

The Corporation follows current accounting guidance related to recognition and presentation of other-than-temporary impairment. This recent accounting guidance amends the recognition guidance for other-than-temporary impairments of debt securities and expands the financial statement disclosures for other-than-temporary impairment losses on debt and equity securities. The recent guidance specifies that if (a) a company does not have the intent to sell a debt security prior to recovery and (b) it is more-likely-than-not that it will not have to sell the debt security prior to recovery, the security would not be considered other-than-temporarily impaired unless there is a credit loss. When an entity does not intend to sell the security, and it is more-likely-than-not the entity will not have to sell the security before recovery of its cost basis, it will recognize the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment should be amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

As a result of this guidance, the Corporation’s Consolidated Statement of Operations as of December 31, 2012 reflects the full impairment (that is, the difference between the security’s amortized cost basis and fair value) on debt securities that the Corporation intends to sell or would more-likely-than-not be required to sell before the expected recovery of the amortized cost basis. For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more-likely-than-not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the non-credit loss is recognized in accumulated other comprehensive income. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected based on cash flow projections.

Other securities which include Federal Home Loan Bank (FHLB) stock, Federal Reserve Bank (FRB) stock, Farmer Mac stock (FMS), Bankers’ Bancshares Inc. (BB) stock, and Norwalk Community Development Corp (NCDC) stock are carried at cost.

Loans Held for Sale

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market and loans that management no longer intends to hold for the foreseeable future, are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Loans

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of deferred loan fees and costs, and an allowance for loan losses. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments.

Interest income on mortgage and commercial loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Interest income on consumer loans is discontinued when management determines future collection is unlikely. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued, but not received, for loans placed on nonaccrual, is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Purchased Loans

Purchased Loans: The Corporation purchases individual loans and groups of loans. Purchased loans that show evidence of credit deterioration since origination are recorded at the amount paid (or allocated fair value in a purchase business combination), such that there is no carryover of the seller’s allowance for loan losses. After acquisition, incurred losses are recognized by an increase in the allowance for loan losses.

Purchased loans are accounted for individually or aggregated into pools of loans based on common risk characteristics (e.g., credit score, loan type, and date of origination). The Corporation estimates the amount and timing of expected cash flows for each purchased loan or pool, and the expected cash flows in excess of amount paid is recorded as interest income over the remaining life of the loan or pool (accretable yield). The excess of the loan’s or pool’s contractual principal and interest over expected cash flows is not recorded (nonaccretable difference).

Over the life of the loan or pool, expected cash flows continue to be estimated. If the present value of expected cash flows is less than the carrying amount, a loss is recorded. If the present value of expected future cash flows is greater than the carrying amount, it is recognized as part of future interest income.

Allowance for Loan Losses

Allowance for Loan Losses: The allowance for loan losses (allowance) is calculated with the objective of maintaining a reserve sufficient to absorb inherent loan losses in the loan portfolio. Management establishes the allowance for loan losses based upon its evaluation of the pertinent factors underlying the types and quality of loans in the portfolio. In determining the allowance and the related provision for loan losses, the Corporation considers four principal elements: (i) specific impairment reserve allocations (valuation allowances) based upon probable losses identified during the review of impaired loans in the commercial loan portfolio, (ii) allocations established for adversely-rated loans in the commercial loan portfolio and nonaccrual real estate residential, consumer installment and home equity loans, (iii) allocations on all other loans based principally on a three-year historical loan loss experience and loan loss trends, and (iv) an unallocated allowance based on the imprecision in the allowance methodology for loans collectively evaluated for impairment. These allocations are adjusted for consideration of general economic and business conditions, credit quality and delinquency trends, collateral values, and recent loss experience for these similar pools of loans.

All commercial loans and commercial real estate loans are reviewed on a regular basis with a focus on loans greater than $350. All commercial loans and commercial real estate loans that are 90 days past due or in nonaccrual status, are analyzed to determine if they are “impaired”, which means that it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. All loans that are delinquent 90 days are placed on nonaccrual status unless they are well-secured and in the process of collection. Residential loans 60 days past due, which are still accruing interest are classified as substandard as per the Corporation’s asset classification policy. The remaining loans are evaluated and segmented with loans with similar risk characteristics. The Corporation allocates allowances based on risk categories and portfolio segments described below, which conform to the Corporation’s asset classification policy. In reviewing risk within Citizens’ loan portfolio, management has identified specific segments to categorize loan portfolio risk. (i) the commercial loan portfolio; (ii) the commercial real estate portfolio; (iii) the consumer loan portfolio; (iv) the residential real estate portfolio; and (v) the real estate construction portfolio Additional information related to economic factors can be found in Note 4.

The Corporation also maintains an unallocated allowance to account for any factors or conditions that may cause a potential loss but are not specifically addressed in the process described above. The Corporation analyzes its loan portfolio each quarter to determine the appropriateness of its allowance for loan losses.

Loan Charge-off Policies

Loan Charge-off Policies: All unsecured open- and closed-ended retail loans that become past due 90 days from the contractual due date are charged off in full. In lieu of charging off the entire loan balance, loans with non real estate collateral may be written down to the net realizable value of the collateral, if repossession of collateral is assured and in process. For open- and closed-ended loans secured by residential real estate, a current assessment of value is made no later than 180 days past due. Any outstanding loan balance in excess of the net realizable value of the property is charged off. All other loans are generally charged down to the net realizable value when the loan is 90 days past due.

Troubled Debt Restructurings

Troubled Debt Restructurings: In certain situations based on economic or legal reasons related to a borrower’s financial difficulties, management may grant a concession for other than an insignificant period of time to the borrower that would not otherwise be considered. The related loan is classified as a troubled debt restructuring (TDR). Management strives to identify borrowers in financial difficulty early and work with them to modify to more affordable terms before their loan reaches nonaccrual status. These modified terms may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize the economic loss and to avoid foreclosure or repossession of the collateral. In cases where borrowers are granted new terms that provide for a reduction of either interest or principal, management measures any impairment on the restructuring as noted above for impaired loans. In addition to the allowance for the pooled portfolios, management has developed a separate allowance for loans that are identified as impaired through a TDR. These loans are excluded from pooled loss forecasts and a separate reserve is provided under the accounting guidance for loan impairment. Consumer loans whose terms have been modified in a TDR are also individually analyzed for estimated impairment.

Other Real Estate

Other Real Estate: Other real estate acquired through or instead of loan foreclosure is initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed. Other real estate owned included in other assets totaled approximately $471 at December 31, 2012 and $1,097 at December 31, 2011.

Premises and Equipment

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed using both accelerated and straight-line methods over the estimated useful life of the asset, ranging from three to seven years for furniture and equipment and seven to fifty years for buildings and improvements.

Federal Home Loan Bank (FHLB) Stock

Federal Home Loan Bank (FHLB) Stock: Citizens is a member of the FHLB of Cincinnati and as such, is required to maintain a minimum investment in stock of the FHLB that varies with the level of advances outstanding with the FHLB. The stock is bought from and sold to the FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and as such is classified as restricted stock, carried at cost and evaluated for impairment by management. The stock’s value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared to the capital stock amount and the length of time this situation has persisted (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance (c) the impact of legislative and regulatory changes on the customer base of the FHLB and (d) the liquidity position of the FHLB. With consideration given to these factors, management concluded that the stock was not impaired at December 31, 2012 or 2011.

Federal Reserve Bank (FRB) Stock

Federal Reserve Bank (FRB) Stock: Citizens is a member of the Federal Reserve System. FRB stock is carried at cost, classified as a restricted security, and periodically evaluated for impairment based on ultimate recovery of par value.

Bank Owned Life Insurance (BOLI)

Bank Owned Life Insurance (BOLI): Citizens has purchased BOLI policies on certain key executives. BOLI is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets: Goodwill results from prior business acquisitions and represents the excess of the purchase price over the fair value of acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed at least annually for impairment and any such impairment will be recognized in the period identified.

Other intangible assets consist of core deposit intangibles arising from whole bank and branch acquisitions. These intangible assets are measured at fair value and then amortized on an accelerated method over their estimated useful lives, which range from five to twelve years.

Servicing Rights

Servicing Rights: Servicing rights are recognized as assets for the allocated value of retained servicing rights on loans sold. Servicing rights are initially recorded at fair value at the date of transfer. The valuation technique used is the present value of estimated future cash flows using current market discount rates. Servicing rights are amortized in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates and then, secondarily, prepayment characteristics. Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions. Any impairment of a grouping is reported as a valuation allowance to the extent that fair value is less than the capitalized asset for the grouping.

Long-term Assets

Long-term Assets: Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Repurchase Agreements

Repurchase Agreements: Substantially all repurchase agreement liabilities represent amounts advanced by various customers. Securities are pledged to cover these liabilities, which are not covered by federal deposit insurance.

Loan Commitments and Related Financial Instruments

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.

Stock-Based Compensation

Stock-Based Compensation: The Corporation recognizes compensation cost relating to stock-based payment transactions in the financial statements. That cost is measured based on the grant date fair value of the stock issued. The Corporation’s compensation cost for all stock awards is calculated and recognized over the vesting period. For awards with graded-vesting, compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. A Black-Sholes model is used to estimate the fair value of stock options.

Income Taxes

Income Taxes: Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax basis of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

The Corporation prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information.

A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met. The Corporation recognizes interest and/or penalties related to income tax matters in income tax expense.

Retirement Plans

Retirement Plans: Pension expense is the net of service and interest cost, return on plan assets and amortization of gains and losses not immediately recognized. Employee 401(k) and profit sharing plan expense is the amount of matching contributions. Deferred compensation allocates the benefits over the years of service.

Earnings per Common Share

Earnings per Common Share: Basic earnings per share are net income divided by the weighted average number of common shares outstanding during the period. Diluted earnings per common share include the dilutive effect of additional potential common shares issuable under stock options. Treasury shares are not deemed outstanding for earnings per share calculations.

Comprehensive Income

Comprehensive Income: Comprehensive income consists of net income and other comprehensive income. Other comprehensive income includes unrealized gains and losses on securities available for sale and changes in the funded status of the pension plan.

Loss Contingencies

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Restrictions on Cash	Restrictions on Cash: Cash on hand or on deposit with the Federal Reserve Bank was required to meet regulatory reserve and clearing requirements. These balances do not earn interest.
Dividend Restriction

Dividend Restriction: Banking regulations require maintaining certain capital levels and may limit the dividends paid by Citizens to FCBC or by FCBC to shareholders. Additional information related to dividend restrictions can be found in Note 16.

Fair Value of Financial Instruments

Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Operating Segments

Operating Segments: While the Corporation’s chief decision makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the Corporation’s financial service operations are considered by management to be aggregated in one reportable operating segment.

Reclassifications

Reclassifications: Some items in the prior year financial statements were reclassified to conform to the current presentation. Such reclassifications had no effect on net income or shareholders’ equity.

Adoption of New Accounting Standards

Adoption of New Accounting Standards:

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. The Corporation has provided the necessary disclosure in Note 14.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The amendments in this Update should be applied retrospectively, and early adoption is permitted. The Corporation has provided the necessary disclosure.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. This Update is not expected to have a significant impact on the Company’s financial statements.

Effect of Newly Issued but Not Yet Effective Accounting Standards

Effect of Newly Issued but Not Yet Effective Accounting Standards:

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Corporation is currently evaluating the impact the adoption of the standard will have on the Corporation’s financial position or results of operations.

In July, 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test. If, under the quantitative impairment test, the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 (early adoption permitted). This Update is not expected to have a significant impact on the Company’s financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of Update 2011-11. The Corporation is currently evaluating the impact the adoption of the standard will have on its financial position or results of operations.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (GAAP) to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. For nonpublic entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2013. Early adoption is permitted. The Corporation is currently evaluating the impact that these disclosures will have on its financial statements.

In October, 2012, the FASB issued ASU 2012-06, Business Combinations (Topic 805)—Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution. ASU 2012-06 requires that when a reporting entity recognizes an indemnification asset (in accordance with Subtopic 805-20) as a result of a government assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the reporting entity should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). ASU 2012-06 is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The amendments should be applied prospectively to any new indemnification assets acquired after the date of adoption and to indemnification assets existing as of the date of adoption arising from a government-assisted acquisition of a financial institution. This Update is not expected to have a significant impact on the Company’s financial statements.

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Available for Sale Securities

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive loss were as follows.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2012
U.S. Treasury securities and obligations of U.S. government agencies	$53,919	$375	$(8)	$54,286
Obligations of states and political subdivisions	72,884	6,946	(24)	79,806
Mortgage-back securities in government sponsored entities	67,814	1,854	(233)	69,435

Total debt securities	194,617	9,175	(265)	203,527
Equity securities in financial institutions	481	—	(47)	434

Total	$195,098	$9,175	$(312)	$203,961

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2011
U.S. Treasury securities and obligations of U.S. government agencies	$49,305	$399	$—	$49,704
Obligations of states and political subdivisions	61,508	5,240	(12)	66,736
Mortgage-back securities in government sponsored entities	85,063	2,582	(128)	87,517

Total debt securities	195,876	8,221	(140)	203,957
Equity securities in financial institutions	481	195	—	676

Total	$196,357	$8,416	$(140)	$204,633

Fair Value of Securities by Contractual Maturity

The amortized cost and fair value of securities at year end 2012 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$7,444	$7,516
Due from one to five years	16,468	16,574
Due from five to ten years	21,059	22,525
Due after ten years	81,832	87,476
Mortgage-backed securities in government sponsored entities	67,814	69,436
Equity securities in financial institutions	481	434

Total	$195,098	$203,961

Proceeds from Sales of Securities, Gross Realized Gains and Losses

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows.

	2012	2011
Sale proceeds	$12,982	$310
Gross realized gains	99	—
Gross realized losses	(59)	—
Gains from securities called or settled by the issuer	—	5
Losses from securities called or settled by the issuer	—	(13)

Securities with Unrealized Losses Not Recognized in Income

Debt securities with unrealized losses at year end 2012 and 2011 not recognized in income are as follows.

	12 Months or less		More than 12 months		Total
2012	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
U.S. Treasury securities and obligations of U.S. government agencies	$6,184	$(8)	$—	$—	$6,184	$(8)
Obligations of states and political subdivisions	$1,440	$(22)	$465	$(2)	$1,905	$(24)
Mortgage-backed securities in gov’t sponsored entities	7,907	(215)	2,122	(18)	10,029	(233)
Equity securities in financial institutions	434	(47)	—	—	434	(47)

Total temporarily impaired	$15,965	$(292)	$2,587	$(20)	$18,552	$(312)

	12 Months or less		More than 12 months		Total
2011	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss
Obligations of states and political subdivisions	$1,309	$(10)	$160	$(2)	$1,469	$(12)
Mortgage-backed securities in gov’t sponsored entities	20,915	(128)	—	—	20,915	(128)

Total temporarily impaired	$22,224	$(138)	$160	$(2)	$22,384	$(140)

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans at Year-End

Loans at year-end were as follows.

	2012	2011
Commercial and agricultural	$100,661	$86,395
Commercial real estate	434,808	371,852
Residential real estate	250,598	274,995
Real estate construction	19,677	39,790
Consumer	9,027	10,409
Credit card and other	782	1,827

Total Loans	815,553	785,268
Allowance for loan losses	(19,742)	(21,257)

Net loans	$795,811	$764,011

Loans to Directors and Executive Officers Including Immediate Families

Loans to directors and executive officers, including their immediate families and companies in which they are principal owners during 2012 were as follows.

	2012	2011
Balance—Beginning of year	$10,922	$9,379
New loans and advances	5,713	4,470
Repayments	(6,788)	(2,817)
Effect of changes to related parties	150	(110)

Balance—End of year	$9,997	$10,922

Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance Related to Unallocated Segment
The allowance related to the unallocated segment increased, but remained at a level management feels is generally consistent with prior periods.

	Commercial	Commercial	Residential	Real Estate
	& Agriculture	Real Estate	Real Estate	Construction	Consumer	Unallocated	Total
December 31, 2012
Allowance for loan losses:
Beginning balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257
Charge-offs	(841)	(3,440)	(4,506)	(446)	(246)	—	(9,479)
Recoveries	353	612	397	131	71	—	1,564
Provision	423	2,396	4,093	(310)	(298)	96	6,400

Ending Balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

	Commercial	Commercial	Residential	Real Estate
	& Agriculture	Real Estate	Real Estate	Construction	Consumer	Unallocated	Total
December 31, 2011
Allowance for loan losses:
Beginning balance	$3,639	$9,827	$4,569	$2,139	$726	$868	$21,768
Charge-offs	(2,447)	(4,561)	(3,748)	(981)	(193)	—	(11,930)
Recoveries	307	390	429	387	106	—	1,619
Provision	1,377	4,915	4,546	(571)	80	(547)	9,800

Ending Balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257

December 31, 2012	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$286	$2,354	$1,199	$107	$60	$—	$4,006
Ending balance:
Collectively evaluated for impairment	$2,525	$7,785	$4,581	$242	$186	$417	$15,736

Ending balance	$2,811	$10,139	$5,780	$349	$246	$417	$19,742

Loan balances outstanding:
Ending Balance	$100,661	$434,808	$250,598	$19,677	$9,809		$815,553

Ending balance:
Individually evaluated for impairment	$5,420	$13,941	$6,127	$541	$61		$26,090
Ending balance:
Collectively evaluated for impairment	$95,241	$420,867	$244,471	$19,136	$9,748		$789,463

Ending balance	$100,661	$434,808	$250,598	$19,677	$9,809		$815,553

December 31, 2011	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance:
Individually evaluated for impairment	$811	$2,940	$336	$239	$485	$—	$4,811
Ending balance:
Collectively evaluated for impairment	$2,065	$7,631	$5,460	$735	$234	$321	$16,446

Ending balance	$2,876	$10,571	$5,796	$974	$719	$321	$21,257

Loan balances outstanding:
Ending Balance	$86,395	$371,852	$274,995	$39,790	$12,236		$785,268

Ending balance:
Individually evaluated for impairment	$5,258	$17,700	$3,846	$576	$—		$27,380
Ending balance:
Collectively evaluated for impairment	$81,137	$354,152	$271,149	$39,214	$12,236		$757,888

Ending balance	$86,395	$371,852	$274,995	$39,790	$12,236		$785,268

Credit Exposures by Internally Assigned Grades

December 31, 2012	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$90,159	$397,657	$89,896	$16,594	$994	$595,300
Special Mention	1,653	6,371	1,944	352	—	10,320
Substandard	8,849	30,780	12,873	1,001	106	53,609
Doubtful	—	—	—	—	—	—

Ending Balance	$100,661	$434,808	$104,713	$17,947	$1,100	$659,229

December 31, 2011	Commercial & Agriculture	Commercial Real Estate	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Pass	$73,011	$319,084	$92,577	$31,697	$2,208	$518,577
Special Mention	4,358	15,321	5,071	702	—	25,452
Substandard	9,026	37,447	17,764	5,067	—	69,304
Doubtful	—	—	—	—	—	—

Ending Balance	$86,395	$371,852	$115,412	$37,466	$2,208	$613,333

Performing and Nonperforming Loans
Certain TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

December 31, 2012	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$145,879	$1,730	$8,696	$156,305
Nonperforming	6	—	13	19

Total	$145,885	$1,730	$8,709	$156,324

December 31, 2011	Residential Real Estate	Real Estate Construction	Consumer and Other	Total
Performing	$159,291	$2,324	$10,027	$171,642
Nonperforming	292	—	1	293

Total	$159,583	$2,324	$10,028	$171,935

Aging Analysis of Past Due Loans

Following is a table which includes an aging analysis of the recorded investment of past due loans outstanding as of December 31, 2012 and December 31, 2011.

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$31	$72	$553	$656	$100,005	$100,661	$—
Commercial Real Estate	1,000	533	6,794	8,327	426,481	434,808	80
Residential Real Estate	2,843	1,214	8,527	12,584	238,014	250,598	—
Real Estate Construction	43	—	416	459	19,218	19,677	—
Consumer and Other	127	20	29	176	9,633	9,809	—

Total	$4,044	$1,839	$16,319	$22,202	$793,351	$815,553	$80

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Current	Total Loans	Past Due 90 Days and Accruing
Commericial & Agriculture	$229	$174	$509	$912	$85,483	$86,395	$19
Commercial Real Estate	4,156	1,369	9,466	14,991	356,861	371,852	737
Residential Real Estate	3,614	1,182	6,504	11,300	263,695	274,995	511
Real Estate Construction	—	—	45	45	39,745	39,790	45
Consumer and Other	89	16	2	107	12,129	12,236	2

Total	$8,088	$2,741	$16,526	$27,355	$757,913	$785,268	$1,314

Summary of Nonaccrual Loans

The following table presents loans on nonaccrual status as of December 31, 2012 and December 31, 2011.

	2012	2011
Commericial & Agriculture	$2,869	$940
Commercial Real Estate	16,250	15,346
Residential Real Estate	9,701	8,915
Real Estate Construction	958	567
Consumer and Other	77	—

Total	$29,855	$25,768

Schedule of Troubled Debt Restructurings

Loan modifications that are considered troubled debt restructurings completed during the quarters and twelve month periods ended December 31, 2012 and December 31, 2011 were as follows:

	For the Twelve Month Period Ended December 31, 2012			For the Twelve Month Period Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Commericial & Agriculture	6	$984	$976	3	$1,506	$1,506
Commercial Real Estate	3	1,205	1,205	3	2,074	2,004
Residential Real Estate	25	1,740	1,662	2	180	181
Real Estate Construction	—	—	—	—	—	—
Consumer and Other	5	66	66	—	—	—

Total Loan Modifications	39	$3,995	$3,909	8	$3,760	$3,691

Impaired Financing Receivables

The following tables include the recorded investment and unpaid principal balances for impaired financing receivables with the associated allowance amount, if applicable as of December 31, 2012 and December 31, 2011.

	December 31, 2012			December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commericial & Agriculture	$5,053	$5,226	$—	$2,914	$3,010	$—
Commercial Real Estate	5,446	8,114	—	3,804	4,739	—
Residential Real Estate	2,566	5,346	—	862	953	—
Real Estate Construction	—	521	—	—	—	—
Consumer and Other	1	1	—	—	—	—

Total	13,066	19,208	—	7,580	8,702	—
With an allowance recorded:
Commericial & Agriculture	367	385	286	2,344	3,645	811
Commercial Real Estate	8,495	8,681	2,354	13,896	16,534	2,940
Residential Real Estate	3,561	4,554	1,199	2,984	4,127	336
Real Estate Construction	541	547	107	576	1,103	239
Consumer and Other	60	60	60	—	—	485

Total	13,024	14,227	4,006	19,800	25,409	4,811
Total:
Commericial & Agriculture	5,420	5,611	286	5,258	6,655	811
Commercial Real Estate	13,941	16,795	2,354	17,700	21,273	2,940
Residential Real Estate	6,127	9,900	1,199	3,846	5,080	336
Real Estate Construction	541	1,068	107	576	1,103	239
Consumer and Other	61	61	60	—	—	485

Total	$26,090	$33,435	$4,006	$27,380	$34,111	$4,811

	December 31, 2012		December 31, 2011
For the year ended:	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Commericial & Agriculture	$4,762	$276	$4,713	$481
Commercial Real Estate	16,482	958	13,529	1,268
Residential Real Estate	4,909	557	3,751	262
Real Estate Construction	533	25	1,363	17
Consumer and Other	34	2	—	—

Total	$26,720	$1,818	$23,356	$2,028

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Year-End Premises and Equipment

Year-end premises and equipment were as follows.

	2012	2011
Land and improvements	$4,094	$4,094
Buildings and improvements	19,482	19,397
Furniture and equipment	19,180	18,498

Total	42,756	41,989
Accumulated depreciation	(25,590)	(24,215)

Premises and equipment, net	$17,166	$17,774

Rent Commitments Under Non-Cancelable Operating Leases

Rent expense was $344 and $322 for 2012 and 2011, respectively. Rent commitments under non-cancelable operating leases at December 31, 2012 were as follows, before considering renewal options that generally are present.

2013	$336
2014	269
2015	157
2016	115
2017	97
Thereafter	—

Total	$974

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Acquired Intangible Assets

Acquired intangible assets were as follows as of year end.

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Core deposit and other intangibles	$11,619	$8,480	$11,619	$7,506

Schedule of Estimated Amortization Expense	Estimated amortization expense for each of the next five years and thereafter is as follows.

2013	$847
2014	769
2015	554
2016	522
2017	447
Thereafter	—

$3,139

Interest-Bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Interest-Bearing Deposits

Interest-bearing deposits as of December 31, 2012 and 2011 were as follows.

	2012	2011
Demand	$170,190	$140,914
Statement and Passbook Savings	289,781	282,957
Certificates of Deposit:
In excess of $100	76,261	89,305
Other	154,843	162,404
Individual Retirement Accounts	32,898	36,284

Total	$723,973	$711,864

Scheduled Maturities of Certificates of Deposit	Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2012 were as follows.

2013	$139,510
2014	77,472
2015	20,665
2016	6,710
2017	8,889
Thereafter	10,756

Total	$264,002

Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2012
Advances from Federal Home Loan Bank	At year end, advances from the FHLB were as follows:

	2012	2011
Maturities from August 2013 through January 2017, fixed rates from 1.49% to 4.85%, averaging 2.50%	$40,261	$50,295

Scheduled Principal Reductions of Federal Home Loan Bank Advances	Scheduled principal reductions of FHLB advances at December 31, 2012 were as follows.

2013	$2,538
2014	30,223
2015	5,000
2017	2,500

Total	$40,261

Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Securities Sold Under Agreements to Repurchase and Treasury Tax and Loan Deposits

Information concerning securities sold under agreements to repurchase and treasury tax and loan deposits were as follows.

	2012	2011
Average balance during the year	$18,912	$21,588
Average interest rate during the year	0.11%	0.15%
Maximum month-end balance during the year	$23,328	$25,246
Weighted average interest rate at year end	0.11%	0.16%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income Tax Expense	Income tax expense was as follows.

	2012	2011
Current	$1,395	$1,213
Deferred	330	(366)

Income tax expense	$1,725	$847

Effective Tax Rates Differ from Statutory Federal Income Tax Rate

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following.

	2012	2011
Income taxes computed at the statutory federal tax rate	$2,483	$1,634
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(630)	(558)
Cash surrender value of BOLI	(213)	(219)
Other	85	(10)

Income tax expense	$1,725	$847

Summary of Defered Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following.

	2012	2011
Deferred tax assets
Allowance for loan losses	$6,712	$7,227
Deferred compensation	1,057	816
Intangible assets	182	388
Pension costs	2,775	1,900
Impairment losses	195	195
Other	171	158

Deferred tax asset	11,092	10,684

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(295)	(373)
Discount accretion on securities	(73)	(77)
Purchase accounting adjustments	(1,774)	(2,111)
FHLB stock dividends	(2,249)	(2,249)
Unrealized gain on securities available for sale	(3,013)	(2,814)
Other	(105)	(20)

Deferred tax liability	(7,509)	(7,644)

Net deferred tax asset	$3,583	$3,040

Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Information about Pension Plan

Information about the pension plan is as follows.

	2012	2011
Change in benefit obligation:
Beginning benefit obligation	$16,934	$15,008
Service cost	939	846
Interest cost	915	798
Actuarial (gain)/loss	3,474	1,244
Benefits paid	(658)	(962)

Ending benefit obligation	21,604	16,934
Change in plan assets, at fair value:
Beginning plan assets	11,445	11,206
Actual return	1,181	71
Employer contribution	1,510	1,152
Benefits paid	(658)	(962)
Administrative expenses	(37)	(22)

Ending plan assets	13,441	11,445

Funded status at end of year	$(8,163)	$(5,489)

Amounts Recognized in Accumulated Other Comprehensive Income	Amounts recognized in accumulated other comprehensive income at December 31, consist of:

	2012	2011
Unrecognized actuarial loss (net of tax, of $3,862 in 2012 and $2,900 in 2011)	$7,496	$5,629

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows.

	2012	2011
Service cost	$939	$846
Interest cost	915	798
Expected return on plan assets	(858)	(828)
Net amortization and deferral	359	342

Net periodic benefit cost	1,355	1,158

Net loss (gain) recognized in other comprehensive income	2,829	1,962
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$4,184	$3,120

Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category

The Corporation’s pension plan asset allocation at year-end 2011, and 2012 and target allocation for 2013 by asset category are as follows.

		Percentage of Plan
	Target	Assets
	Allocation	at Year-end
Asset Category	2013	2012	2011
Equity securities	20-50%	45.5%	45.9%
Debt securities	30-60	53.9	52.5
Money market funds	20-30	0.6	1.6

Total		100.0%	100.0%

Plan's Assets at Fair Value Hierarchy

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2012 and 2011:

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$76	$—	$—	$76
Commodity mutual funds	23	—	—	23
Bond Mutual funds	7,244	—	—	7,244
Equity market funds:
International	836	—	—	836
Large cap	4,388	—	—	4,388
Mid cap	177	—	—	177
Small cap	697	—	—	697

Total assets at fair value	$13,441	$—	$—	$13,441

	December 31, 2011
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$226	$—	$—	$226
Commodity mutual funds	23	—	—	23
Bond Mutual funds	6,091	—	—	6,091
Equity market funds:
International	677	—	—	677
Large cap	3,651	—	—	3,651
Mid cap	163	—	—	163
Small cap	614	—	—	614

Total assets at fair value	$11,445	$—	$—	$11,445

Summary of Expected Benefit Payments	Expected benefit payments, which reflect expected future service, are as follows.

2013	$236
2014	386
2015	497
2016	630
2017	845
2018 through 2022	6,030

Total	$8,624

Benefit obligations [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine benefit obligations at year-end were as follows.

	2012	2011
Discount rate on benefit obligation	3.72%	4.60%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

Net periodic pension cost [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine net periodic pension cost were as follows.

	2012	2011
Discount rate on benefit obligation	4.60%	5.04%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Activity in Stock Option Plan

A summary of the activity in the stock option plan is as follows.

	2012		2011
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	29,500	$25.42	29,500	$25.42
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	(19,500)	20.50	—	—

Outstanding at end of year	10,000	$35.00	29,500	$25.42

Options exercisable at year-end	10,000	$35.00	29,500	$25.42

Summary of Stock Options Outstanding

Options outstanding at year-end 2012 were as follows.

	Outstanding
		Weighted
		Average	Weighted
		Remaining	Average
		Contractual	Exercise
Exercise price	Number	Life	Price
$35.00	10,000	3.5 mos.	35.00

Outstanding at year-end	10,000	3.5 mos.	$35.00

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Assets Measured at Fair Value

Assets measured at fair value are summarized below.

	Fair Value Measurements at December 31, 2012 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$54,286	$—
Obligations of states and political subdivisions	—	79,338	468
Mortgage-backed securities in government sponsored entities	—	69,435	—
Equity securities in financial institutions	—	434	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$22,084
Other Real Estate Owned	—	—	471
Mortgage Servicing Rights	—	308	—

	Fair Value Measurements at December 31, 2011 Using:
Assets:	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value on a recurring basis:
U.S. Treasury securities and obligations of U.S. Government agencies	$—	$49,704	$—
Obligations of states and political subdivisions	—	66,219	517
Mortgage-backed securities in government sponsored entities	—	87,518	—
Equity securities in financial institutions	676	—	—
Assets measured at fair value on a nonrecurring basis:
Impaired Loans	$—	$—	$22,569
Other Real Estate Owned	—	—	1,097
Mortgage Servicing Rights	—	60	—

Quantitative Information about Level 3 Fair Value Measurements

The following table presents quantitative information about the Level 3 significant unobservable inputs for assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2012.

	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2012	Fair Value	Valuation Technique	Unobservable Input	Range
Investments	$468	Appraisal of collateral	Appraisal adjustments	20% – 30%
			Liquidation expense	8% – 12%
Impaired loans	$22,084	Appraisal of collateral	Appraisal adjustments	10% – 30%
			Liquidation expense	0% – 10%
			Holding period	0 – 30 months
		Discounted cash flows	Discount rates	2% – 8.5%
Other real estate owned	$471	Appraisal of collateral	Appraisal adjustments	10% – 30%
			Liquidation expense	0% – 10%

Summary of Changes in Level 3 Fair-Value Category in Securities Available for Sale

The following table presents the changes in the Level 3 fair value category for the fiscal period ended December 31, 2012. The Corporation classifies financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model. In addition to the unobservable inputs, the valuation models for Level 3 financial instruments typically also rely on a number of inputs that are readily observable, either directly or indirectly.

	2012	2011
Securities available for sale
Beginning balance January 1,	$517	$560
Principal payments	(49)	(43)

Ending balance December 31,	$468	$517

Carrying Amount and Fair Values of Financial Instruments

The carrying amount and fair value of financial instruments were as follows.

	Carrying
December 31, 2012	Amount	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Cash and due from financial institutions	$46,131	$46,131	$46,131	$—	$—
Securities available for sale	195,098	203,961	—	203,493	468
Other securities	15,567	15,567	15,567	—	—
Loans, available for sale	1,873	1,873	1,873	—	—
Loans, net of allowance for loan losses	795,811	812,950	—	—	812,950
Bank owned life insurance	18,590	18,590	18,590	—	—
Accrued interest receivable	3,709	3,709	3,709	—	—
Financial Liabilities:
Non maturing deposits	662,387	662,387	662,387	—	—
Time deposits	264,002	265,974	—	—	265,974
Federal Home Loan Bank advances	40,261	41,658	—	—	41,658
Securities sold under agreement to repurchase	23,219	23,219	23,219	—	—
Subordinated debentures	29,427	26,855	—	—	26,855
Accrued interest payable	185	185	185	—	—

	December 31, 2011
	Carrying
	Amount	Fair Value
Financial Assets:
Cash and due from financial institutions	$52,127	$52,127
Securities, AFS	196,357	204,633
Other securities	15,388	15,388
Loans, available for sale	598	598
Loans, net of allowance for loan losses	764,011	785,900
Bank Owned Life Insurance	17,963	17,963
Accrued interest receivable	3,787	3,787
Financial Liabilities:
Non maturing deposits	613,255	613,255
Time deposits	287,991	298,690
Federal Home Loan Bank advances	50,295	52,263
Securities sold under agreement to repurchase	19,029	19,029
Subordinated debentures	29,427	26,461
Accrued interest payable	258	258

Commitments, Contingencies and Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2012		2011
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate
Commitments to extend credit:
Lines of credit and construction loans	$9,378	$118,182	$6,913	$111,710
Overdraft protection	51	19,726	1,320	17,828
Letters of credit	294	396	200	424

	$9,723	$138,304	$8,433	$129,962

Capital Requirements and Restriction on Retained Earnings (Tables)	12 Months Ended
Dec. 31, 2012
Actual Capital Levels and Minimum Required Levels

At December 31, 2012, the Corporation’s and Citizens’ actual capital levels and minimum required levels were as follows.

					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total Capital to risk-weighted assets
Consolidated	$116,423	14.8%	$62,931	8.0%	n/a	n/a
Citizens	104,948	13.4	62,656	8.0	$78,319	10.0
Tier I (Core) Capital to risk-weighted assets
Consolidated	103,979	13.3	31,272	4.0	n/a	n/a
Citizens	95,022	12.1	31,335	4.0	47,002	6.0
Tier I (Core) Capital to average assets
Consolidated	103,979	9.3	44,722	4.0	n/a	n/a
Citizens	95,022	8.5	44,559	4.0	55,699	5.0

At December 31, 2011, the Corporation’s and Citizens’ actual capital levels and minimum required levels were as follows.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to risk-weighted assets
Consolidated	$113,609	15.0%	$60,632	8.0%	n/a	n/a
Citizens	101,686	13.5	60,259	8.0	$75,323	10.0
Tier I (Core) Capital to risk-weighted assets
Consolidated	100,068	13.2	30,324	4.0	n/a	n/a
Citizens	92,133	12.2	30,207	4.0	45,311	6.0
Tier I (Core) Capital to average assets
Consolidated	100,068	9.2	43,650	4.0	n/a	n/a
Citizens	92,133	8.4	43,873	4.0	54,841	5.0

Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheets

	December 31,
Condensed Balance Sheets	2012	2011
Assets:
Cash	$9,291	$7,612
Securities available for sale	434	676
Investment in bank subsidiary	115,426	112,887
Investment in nonbank subsidiaries	12,585	12,535
Other assets	4,016	5,071

Total assets	$141,752	$138,781

Liabilities and Shareholders’ Equity:
Deferred income taxes and other liabilities	$8,344	$6,826
Subordinated debentures	29,427	29,427
Preferred stock	23,184	23,151
Common stock	114,365	114,447
Accumulated deficit	(14,687)	(17,667)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(1,646)	(168)

Total liabilities and shareholders’ equity	$141,752	$138,781

Schedule of Condensed Statements of Operations
	For the years ended
	December 31,
Condensed Statements of Operations	2012	2011
Dividends from bank subsidiaries	$4,747	$2,500
Interest expense	(833)	(770)
Other expense, net	(2,111)	(2,245)

Loss before equity in undistributed net earnings of subsidiaries	1,803	(515)
Income tax benefit	1,001	1,025
Equity in undistributed net earnings of subsidiaries	2,775	3,448

Net income	$5,579	$3,958

Comprehensive income	$4,100	$6,968

Schedule of Condensed Statements of Cash Flows

	For the years ended December 31,
Condensed Statements of Cash Flows	2012	2011
Operating activities:
Net income	$5,579	$3,958
Adjustment to reconcile net income to net cash provided by operating activities:
Change in other assets and other liabilities	959	153
Equity in undistributed net earnings of subsidiaries	(2,775)	(3,448)

Net cash from operating activities	3,763	663
Financing activities:
Cash dividends paid	(2,084)	(1,390)

Net cash used for financing activities	(2,084)	(1,390)

Net change in cash and cash equivalents	1,679	(727)
Cash and cash equivalents at beginning of year	7,612	8,339

Cash and cash equivalents at end of year	$9,291	$7,612

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Factors Used in Earnings Per Share Computation

The factors used in the earnings per share computation follow.

	2012	2011
Basic
Net income available to common shareholders	$4,386	$2,782

Weighted Average common shares outstanding	7,707,917	7,707,917

Basic earnings per share	$0.57	$0.36

Diluted
Net income available to common shareholders	$4,386	$2,782

Weighted average common shares outstanding for basic earnings per common share	7,707,917	7,707,917
Add: dilutive effects of assumed exercise of options	—	—

Average shares and dilutive potential common shares outstanding	7,707,917	7,707,917

Diluted earnings per share	$0.57	$0.36

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Data

	Interest Income	Net Interest Income	Net Income / (Loss)	Basic Earnings per Common Share	Diluted Earnings per Common Share
2012
First quarter (1)(2)(3)	$12,118	$10,445	$1,293	$0.13	$0.13
Second quarter (1)(2)(5)	11,757	10,146	936	0.08	0.08
Third quarter (1)(2)(3)	11,529	10,028	1,384	0.14	0.14
Fourth quarter (1)(2)(3)(4)	11,357	9,959	1,966	0.22	0.22
2011
First quarter (6)(8)(9)	$12,414	$10,372	$753	$0.06	$0.06
Second quarter (6)(7)(8)(9)	12,045	10,153	523	0.03	0.03
Third quarter (6)(8)(9)	12,267	10,439	1,193	0.12	0.12
Fourth quarter (6)(8)(9)	12,135	10,397	1,489	0.15	0.15

(1)	Interest income decreased as loans repriced downward.
(2)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(3)	Net income increased due to a reduction in provision for loan losses.
(4)	Interest income decreased due to reversed income related to nonaccrual loans.
(5)	Net income decreased due to reserves for unfunded commitments.
(6)	Interest income decreased as loans repriced downward.
(7)	Interest income decreased due to reversed income related to nonaccrual loans.
(8)	Interest expense decreased as deposits repriced downward and the deposit mix shifted toward cheaper funding sources.
(9)	Net income increased due to a reduction in provision for loan losses.

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011
Significant Of Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	Less than 1.0%	Less than 1.0%
Maturity period of Interest-Bearing Deposits	1 year
Allowance for loan losses related to commercial loans and real estate loans	$ 350
Number of days reaching which loans are considered for nonaccrual status	90 days
Other assets	9,304	10,863
Federal Home Loan Bank par value	$ 100
Tax position realized upon ultimate settlement	50.00%
Number of operating segments	1
Substandard [Member]
Significant Of Accounting Policies [Line Items]
Number of days reaching which loans are classified as substandard	60 days
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Original maturities for cash and cash equivalents	90 days
Estimated useful life of intangible assets	12 years
Maximum [Member] | Furniture and equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful life of asset	7 years
Maximum [Member] | Buildings and improvements [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful life of asset	50 years
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years
Minimum [Member] | Furniture and equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful life of asset	3 years
Minimum [Member] | Buildings and improvements [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful life of asset	7 years
Unsecured Debt [Member]
Significant Of Accounting Policies [Line Items]
Retail loans past due charge off period	90 days
Secured Debt [Member]
Significant Of Accounting Policies [Line Items]
Residential real estate loans past due assessment of value period	180 days
Other Debt [Member]
Significant Of Accounting Policies [Line Items]
Loans past due charged down to the net realizable value period	90 days
Other Real Estate Owned [Member]
Significant Of Accounting Policies [Line Items]
Other assets	$ 471	$ 1,097
Water St. [Member]
Significant Of Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	Less than 1%	Less than 1%

Securities - Available for Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 195,098	$ 196,357
Gross Unrealized Gains	9,175	8,416
Gross Unrealized Losses	(312)	(140)
Total securities available for sale, Fair Value	203,961	204,633
U.S. Treasury securities and obligations of U.S. government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	53,919	49,305
Gross Unrealized Gains	375	399
Gross Unrealized Losses	(8)
Total securities available for sale, Fair Value	54,286	49,704
Obligations of states and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	72,884	61,508
Gross Unrealized Gains	6,946	5,240
Gross Unrealized Losses	(24)	(12)
Total securities available for sale, Fair Value	79,806	66,736
Mortgage-backed securities in government sponsored entities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	67,814	85,063
Gross Unrealized Gains	1,854	2,582
Gross Unrealized Losses	(233)	(128)
Total securities available for sale, Fair Value	69,435	87,517
Total debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	194,617	195,876
Gross Unrealized Gains	9,175	8,221
Gross Unrealized Losses	(265)	(140)
Total securities available for sale, Fair Value	203,527	203,957
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	481	481
Gross Unrealized Gains		195
Gross Unrealized Losses	(47)
Total securities available for sale, Fair Value	$ 434	$ 676

Securities - Fair Value of Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 7,444
Due from one to five years, Amortized Cost	16,468
Due from five to ten years, Amortized Cost	21,059
Due after ten years, Amortized Cost	81,832
Mortgage-backed securities in government sponsored entities, Amortized Cost	67,814
Equity securities in financial institutions, Amortized Cost	481
Total securities available for sale, Amortized Cost	195,098	196,357
Due in one year or less, Fair Value	7,516
Due from one to five years, Fair Value	16,574
Due from five to ten years, Fair Value	22,525
Due after ten years, Fair Value	87,476
Mortgage-backed securities in government sponsored entities, Fair Value	69,436
Equity securities in financial institutions, Fair Value	434
Total securities available for sale, Fair Value	$ 203,961	$ 204,633

Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Security	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Carrying value of pledged securities	$ 147,204	$ 156,114
Number of securities in portfolio with unrealized losses	19

Securities - Proceeds from Sales of Securities, Gross Realized Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Sale proceeds	$ 12,982	$ 310
Gross realized gains	99
Gross realized losses	(59)
Gains from securities called or settled by the issuer		5
Losses from securities called or settled by the issuer		$ (13)

Securities - Securities with Unrealized Losses Not Recognized in Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	$ 15,965	$ 22,224
12 Months or less, Unrealized Loss	(292)	(138)
More than 12 months, Fair Value	2,587	160
More than 12 months, Unrealized Loss	(20)	(2)
Total Fair Value	18,552	22,384
Total Unrealized Loss	(312)	(140)
U.S. Treasury securities and obligations of U.S. government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	6,184
12 Months or less, Unrealized Loss	(8)
Total Fair Value	6,184
Total Unrealized Loss	(8)
Obligations of states and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	1,440	1,309
12 Months or less, Unrealized Loss	(22)	(10)
More than 12 months, Fair Value	465	160
More than 12 months, Unrealized Loss	(2)	(2)
Total Fair Value	1,905	1,469
Total Unrealized Loss	(24)	(12)
Mortgage-backed securities in government sponsored entities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	7,907	20,915
12 Months or less, Unrealized Loss	(215)	(128)
More than 12 months, Fair Value	2,122
More than 12 months, Unrealized Loss	(18)
Total Fair Value	10,029	20,915
Total Unrealized Loss	(233)	(128)
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	434
12 Months or less, Unrealized Loss	(47)
Total Fair Value	434
Total Unrealized Loss	$ (47)

Loans - Loans at Year-End (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 815,553	$ 785,268
Allowance for loan losses	(19,742)	(21,257)	(21,768)
Net loans	795,811	764,011
Commercial & Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	100,661	86,395
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	434,808	371,852
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	250,598	274,995
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	19,677	39,790
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	9,027	10,409
Credit card and other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 782	$ 1,827

Loans - Loans to Directors and Executive Officers Including Immediate Families (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance-Beginning of year	$ 10,922	$ 9,379
New loans and advances	5,713	4,470
Repayments	(6,788)	(2,817)
Effect of changes to related parties	150	(110)
Balance-End of year	$ 9,997	$ 10,922

Allowance for Loan Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adequate allowance for loan losses	$ 19,742	$ 21,257	$ 21,768
Number of days past due for loans to be considered as nonperforming	90 days
Number of days reaching which loans are considered for nonaccrual status	90 days
Impaired loans	$ 350

Allowance for Loan Losses - Allowance Related to Unallocated Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Beginning balance	$ 21,257	$ 21,768
Charge-offs	(9,479)	(11,930)
Recoveries	1,564	1,619
Provision	6,400	9,800
Ending Balance	19,742	21,257
Individually evaluated for impairment	4,006	4,811
Collectively evaluated for impairment	15,736	16,446
Ending Balance	19,742	21,257
Loan balances outstanding:
Ending balance	815,553	785,268
Financing Receivable, individually evaluated for impairment	26,090	27,380
Financing Receivable, collectively evaluated for impairment	789,463	757,888
Ending balance	815,553	785,268
Commercial & Agriculture [Member]
Allowance for loan losses:
Beginning balance	2,876	3,639
Charge-offs	(841)	(2,447)
Recoveries	353	307
Provision	423	1,377
Ending Balance	2,811	2,876
Individually evaluated for impairment	286	811
Collectively evaluated for impairment	2,525	2,065
Ending Balance	2,811	2,876
Loan balances outstanding:
Ending balance	100,661	86,395
Financing Receivable, individually evaluated for impairment	5,420	5,258
Financing Receivable, collectively evaluated for impairment	95,241	81,137
Ending balance	100,661	86,395
Commercial Real Estate [Member]
Allowance for loan losses:
Beginning balance	10,571	9,827
Charge-offs	(3,440)	(4,561)
Recoveries	612	390
Provision	2,396	4,915
Ending Balance	10,139	10,571
Individually evaluated for impairment	2,354	2,940
Collectively evaluated for impairment	7,785	7,631
Ending Balance	10,139	10,571
Loan balances outstanding:
Ending balance	434,808	371,852
Financing Receivable, individually evaluated for impairment	13,941	17,700
Financing Receivable, collectively evaluated for impairment	420,867	354,152
Ending balance	434,808	371,852
Residential Real Estate [Member]
Allowance for loan losses:
Beginning balance	5,796	4,569
Charge-offs	(4,506)	(3,748)
Recoveries	397	429
Provision	4,093	4,546
Ending Balance	5,780	5,796
Individually evaluated for impairment	1,199	336
Collectively evaluated for impairment	4,581	5,460
Ending Balance	5,780	5,796
Loan balances outstanding:
Ending balance	250,598	274,995
Financing Receivable, individually evaluated for impairment	6,127	3,846
Financing Receivable, collectively evaluated for impairment	244,471	271,149
Ending balance	250,598	274,995
Real Estate Construction [Member]
Allowance for loan losses:
Beginning balance	974	2,139
Charge-offs	(446)	(981)
Recoveries	131	387
Provision	(310)	(571)
Ending Balance	349	974
Individually evaluated for impairment	107	239
Collectively evaluated for impairment	242	735
Ending Balance	349	974
Loan balances outstanding:
Ending balance	19,677	39,790
Financing Receivable, individually evaluated for impairment	541	576
Financing Receivable, collectively evaluated for impairment	19,136	39,214
Ending balance	19,677	39,790
Consumer [Member]
Allowance for loan losses:
Beginning balance	719	726
Charge-offs	(246)	(193)
Recoveries	71	106
Provision	(298)	80
Ending Balance	246	719
Individually evaluated for impairment	60	485
Collectively evaluated for impairment	186	234
Ending Balance	246	719
Loan balances outstanding:
Ending balance	9,809	12,236
Financing Receivable, individually evaluated for impairment	61
Financing Receivable, collectively evaluated for impairment	9,748	12,236
Ending balance	9,809	12,236
Unallocated [Member]
Allowance for loan losses:
Beginning balance	321	868
Provision	96	(547)
Ending Balance	417	321
Collectively evaluated for impairment	417	321
Ending Balance	$ 417	$ 321

Allowance for Loan Losses - Credit Exposures by Internally Assigned Grades (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	$ 659,229	$ 613,333
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	595,300	518,577
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	10,320	25,452
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	53,609	69,304
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Commercial & Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	100,661	86,395
Commercial & Agriculture [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	90,159	73,011
Commercial & Agriculture [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	1,653	4,358
Commercial & Agriculture [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	8,849	9,026
Commercial & Agriculture [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	434,808	371,852
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	397,657	319,084
Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	6,371	15,321
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	30,780	37,447
Commercial Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	104,713	115,412
Residential Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	89,896	92,577
Residential Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	1,944	5,071
Residential Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	12,873	17,764
Residential Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	17,947	37,466
Real Estate Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	16,594	31,697
Real Estate Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	352	702
Real Estate Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	1,001	5,067
Real Estate Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	1,100	2,208
Consumer and Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	994	2,208
Consumer and Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Consumer and Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	106
Consumer and Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades

Allowance for Loan Losses - Performing and Nonperforming Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Performing	$ 156,305	$ 171,642
Nonperforming	19	293
Total	156,324	171,935
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	145,879	159,291
Nonperforming	6	292
Total	145,885	159,583
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	1,730	2,324
Total	1,730	2,324
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	8,696	10,027
Nonperforming	13	1
Total	$ 8,709	$ 10,028

Allowance for Loan Losses - Aging Analysis of Past Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 4,044	$ 8,088
60-89 Days Past Due	1,839	2,741
90 Days or Greater	16,319	16,526
Total Past Due	22,202	27,355
Current	793,351	757,913
Total Loans	815,553	785,268
Past Due 90 Days and Accruing	80	1,314
Commercial & Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	31	229
60-89 Days Past Due	72	174
90 Days or Greater	553	509
Total Past Due	656	912
Current	100,005	85,483
Total Loans	100,661	86,395
Past Due 90 Days and Accruing		19
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,000	4,156
60-89 Days Past Due	533	1,369
90 Days or Greater	6,794	9,466
Total Past Due	8,327	14,991
Current	426,481	356,861
Total Loans	434,808	371,852
Past Due 90 Days and Accruing	80	737
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,843	3,614
60-89 Days Past Due	1,214	1,182
90 Days or Greater	8,527	6,504
Total Past Due	12,584	11,300
Current	238,014	263,695
Total Loans	250,598	274,995
Past Due 90 Days and Accruing		511
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	43
90 Days or Greater	416	45
Total Past Due	459	45
Current	19,218	39,745
Total Loans	19,677	39,790
Past Due 90 Days and Accruing		45
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	127	89
60-89 Days Past Due	20	16
90 Days or Greater	29	2
Total Past Due	176	107
Current	9,633	12,129
Total Loans	9,809	12,236
Past Due 90 Days and Accruing		$ 2

Allowance for Loan Losses - Summary of Nonaccrual Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 29,855	$ 25,768
Commercial & Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	2,869	940
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	16,250	15,346
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	9,701	8,915
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	958	567
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 77

Allowance for Loan Losses - Schedule of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	39	8
Pre-Modification Outstanding Recorded Investment	$ 3,995	$ 3,760
Post-Modification Outstanding Recorded Investment	3,909	3,691
Commercial & Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	6	3
Pre-Modification Outstanding Recorded Investment	984	1,506
Post-Modification Outstanding Recorded Investment	976	1,506
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	3	3
Pre-Modification Outstanding Recorded Investment	1,205	2,074
Post-Modification Outstanding Recorded Investment	1,205	2,004
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	25	2
Pre-Modification Outstanding Recorded Investment	1,740	180
Post-Modification Outstanding Recorded Investment	1,662	181
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts	5
Pre-Modification Outstanding Recorded Investment	66
Post-Modification Outstanding Recorded Investment	$ 66

Allowance for Loan Losses - Impaired Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	$ 13,066	$ 7,580
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	19,208	8,702
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	13,024	19,800
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	14,227	25,409
Impaired financing receivables, with an allowance recorded, Related Allowance	4,006	4,811
Impaired financing receivables, Recorded Investment, Total	26,090	27,380
Impaired financing receivables, Unpaid Principal Balance, Total	33,435	34,111
Impaired financing receivables, Related Allowance, Total	4,006	4,811
Impaired financing receivables, Average Recorded Investment, Total	26,720	23,356
Impaired financing receivables, Interest Income Recognized, Total	1,818	2,028
Commercial & Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	5,053	2,914
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	5,226	3,010
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	367	2,344
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	385	3,645
Impaired financing receivables, with an allowance recorded, Related Allowance	286	811
Impaired financing receivables, Recorded Investment, Total	5,420	5,258
Impaired financing receivables, Unpaid Principal Balance, Total	5,611	6,655
Impaired financing receivables, Related Allowance, Total	286	811
Impaired financing receivables, Average Recorded Investment, Total	4,762	4,713
Impaired financing receivables, Interest Income Recognized, Total	276	481
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	5,446	3,804
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	8,114	4,739
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	8,495	13,896
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	8,681	16,534
Impaired financing receivables, with an allowance recorded, Related Allowance	2,354	2,940
Impaired financing receivables, Recorded Investment, Total	13,941	17,700
Impaired financing receivables, Unpaid Principal Balance, Total	16,795	21,273
Impaired financing receivables, Related Allowance, Total	2,354	2,940
Impaired financing receivables, Average Recorded Investment, Total	16,482	13,529
Impaired financing receivables, Interest Income Recognized, Total	958	1,268
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	2,566	862
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	5,346	953
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	3,561	2,984
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	4,554	4,127
Impaired financing receivables, with an allowance recorded, Related Allowance	1,199	336
Impaired financing receivables, Recorded Investment, Total	6,127	3,846
Impaired financing receivables, Unpaid Principal Balance, Total	9,900	5,080
Impaired financing receivables, Related Allowance, Total	1,199	336
Impaired financing receivables, Average Recorded Investment, Total	4,909	3,751
Impaired financing receivables, Interest Income Recognized, Total	557	262
Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	521
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	541	576
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	547	1,103
Impaired financing receivables, with an allowance recorded, Related Allowance	107	239
Impaired financing receivables, Recorded Investment, Total	541	576
Impaired financing receivables, Unpaid Principal Balance, Total	1,068	1,103
Impaired financing receivables, Related Allowance, Total	107	239
Impaired financing receivables, Average Recorded Investment, Total	533	1,363
Impaired financing receivables, Interest Income Recognized, Total	25	17
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	60
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	60
Impaired financing receivables, with an allowance recorded, Related Allowance	60	485
Impaired financing receivables, Recorded Investment, Total	61
Impaired financing receivables, Unpaid Principal Balance, Total	61
Impaired financing receivables, Related Allowance, Total	60	485
Impaired financing receivables, Average Recorded Investment, Total	34
Impaired financing receivables, Interest Income Recognized, Total	$ 2

Premises and Equipment - Year-End Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 42,756	$ 41,989
Accumulated depreciation	(25,590)	(24,215)
Premises and equipment, net	17,166	17,774
Land and improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	4,094	4,094
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	19,482	19,397
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 19,180	$ 18,498

Premises and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 1,493	$ 1,551
Rent expense	$ 344	$ 322

Premises and Equipment - Rent Commitments Under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 336
2014	269
2015	157
2016	115
2017	97
Thereafter
Total	$ 974

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 21,720	$ 21,720	$ 117,000
Discounted cash flow method calculation period	5 years
Fair value of reporting unit			129,000
Aggregate amortization of intangible assets	$ 974	$ 1,162

Goodwill and Intangible Assets - Schedule of Acquired Intangible Assets (Detail) (Core deposit and other intangibles [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Core deposit and other intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 11,619	$ 11,619
Accumulated Amortization	$ 8,480	$ 7,506

Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
2013	$ 847
2014	769
2015	554
2016	522
2017	447
Thereafter
Estimated amortization expense	$ 3,139

Interest-Bearing Deposits - Summary of Interest-Bearing Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Bearing Time Deposits In Banks And Securities [Line Items]
Demand	$ 170,190	$ 140,914
Statement and Passbook Savings	289,781	282,957
Certificates of Deposit: In excess of $100	76,261	89,305
Certificates of Deposit : Other	154,843	162,404
Individual Retirement Accounts	32,898	36,284
Total	$ 723,973	$ 711,864

Interest-Bearing Deposits - Scheduled Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits [Line Items]
2013	$ 139,510
2014	77,472
2015	20,665
2016	6,710
2017	8,889
Thereafter	10,756
Total	$ 264,002

Interest-Bearing Deposits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Deposits from principal officers, directors, and their affiliates	$ 926,389	$ 901,246
Principal officers, directors, and their affiliates [Member]
Deposits [Line Items]
Deposits from principal officers, directors, and their affiliates	$ 8,493	$ 6,909

Federal Home Loan Bank Advances - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Cash management advance line of credit	$ 40,000,000
Outstanding balance on line of credit	0	0
Repo advance line	80,000,000
Outstanding balances on Repo advance line	0
Outstanding letters of credit with FHLB	23,600,000	23,710,000
FHLB borrowings collateralized by residential mortgage loans	95,792,000	111,007,000
FHLB maximum borrowing capacity	100,501,000
FHLB remaining borrowing capacity	$ 36,640,000

Federal Home Loan Bank Advances - Advances from Federal Home Loan Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from August 2013 through January 2017, fixed rates from 1.49% to 4.85%, averaging 2.50%	$ 40,261	$ 50,295

Federal Home Loan Bank Advances - Advances from Federal Home Loan Bank (Parenthetical) (Detail)	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from August 2013 through January 2017, fixed rates, minimum	1.49%
Maturities from August 2013 through January 2017, fixed rates, maximum	4.85%
Maturities from August 2013 through January 2017, fixed rates, averaging	2.50%
Maturities, year from	2013
Maturities, year to	2017

Federal Home Loan Bank Advances - Scheduled Principal Reductions of Federal Home Loan Bank Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
2013	$ 2,538
2014	30,223
2015	5,000
2017	2,500
Total	$ 40,261

Other Borrowings - Schedule of Securities Sold Under Agreements to Repurchase and Treasury Tax and Loan Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Financing Transaction [Line Items]
Average balance during the year	$ 18,912	$ 21,588
Average interest rate during the year	0.11%	0.15%
Maximum month-end balance during the year	$ 23,328	$ 25,246
Weighted average interest rate at year end	0.11%	0.16%

Other Borrowings - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Financing Transaction [Line Items]
Securities underlying repurchase agreements	$ 23,219	$ 19,029

Subordinated Debentures - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2007	Dec. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Futura TPF Trust I [Member]	Dec. 31, 2012 Futura TPF Trust II [Member]	Dec. 31, 2012 Subordinated debentures [Member]	Dec. 31, 2012 6.05% fixed rate trust preferred securities [Member]	Dec. 31, 2012 2.56% debenture [Member]	Dec. 31, 2012 1.97% debenture [Member] Futura TPF Trust I [Member]	Dec. 31, 2011 1.97% debenture [Member] Futura TPF Trust II [Member]	Dec. 31, 2012 3.46% debenture [Member]	Dec. 31, 2012 1.91% debenture [Member]
Subordinated Borrowing [Line Items]
Floating rate trust preferred securities issued		$ 5,000
Proceeds from pooled offerings of securities		7,500
Redeem and refinance of floating rate subordinated debenture	5,000
Refinancing at face value, reduction rate		2.00%
Subordinated debenture, maturity period		30 years					5 years
Debt, face amount							12,500	12,500	2,500	1,927	7,500	5,000
Debt, interest rate							6.05%	2.56%			3.46%	1.91%
Acquired trust preferred securities				2,500	1,927
Subordinated debentures may redeem part of principal amount			$ 1,000
Subordinated debentures, principal amount percentage		100.00%
Subordinated debenture, maturity date						Jun 15, 2035
Redemption of subordinated debentures description		The Corporation may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1,000, on or after June 15, 2010 at 100% of the principal amount, plus accrued and unpaid interest.
Debt instrument, variable interest rate percentage									1.97%	1.97%

Income Taxes - Schedule of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 1,395	$ 1,213
Deferred	330	(366)
Income tax expense	$ 1,725	$ 847

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Statutory federal income tax rate	34.00%
Tax benefit attributable to security gains (losses)	$ 0	$ (3)

Income Taxes - Effective Tax Rates Differ from Statutory Federal Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Line Items]
Income taxes computed at the statutory federal tax rate	$ 2,483	$ 1,634
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(630)	(558)
Cash surrender value of BOLI	(213)	(219)
Other	85	(10)
Income tax expense	$ 1,725	$ 847

Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for loan losses	$ 6,712	$ 7,227
Deferred compensation	1,057	816
Intangible assets	182	388
Pension costs	2,775	1,900
Impairment losses	195	195
Other	171	158
Deferred tax asset	11,092	10,684
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(295)	(373)
Discount accretion on securities	(73)	(77)
Purchase accounting adjustments	(1,774)	(2,111)
FHLB stock dividends	(2,249)	(2,249)
Unrealized gain on securities available for sale	(3,013)	(2,814)
Other	(105)	(20)
Deferred tax liability	(7,509)	(7,644)
Net deferred tax asset	$ 3,583	$ 3,040

Retirement Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 H Age	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Matching contribution to 401(k) plan	$ 190	$ 168
Pension plan eligibility age of employees	20.5
Pension plan eligibility service period of employees	6 months
Pension plan eligibility service hours of employees	1,000
Accumulated benefit obligation for defined benefit pension plan	17,379	13,684
Net periodic benefit cost over the next fiscal year	520
Expected long-term rate of return on the plan assets	7.00%	7.00%
Expected future employer contribution	2,000
Employer contributions	1,510	1,152
Fund status	(8,163)	(5,489)
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum retirement year for participants	10 years
Liability recorded for supplemental retirement plan	700,447	331,239
Expenses recorded for supplemental retirement plan	$ 369,208	$ 331,239

Retirement Plans - Information about Pension Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation:
Beginning benefit obligation	$ 16,934	$ 15,008
Service cost	939	846
Interest cost	915	798
Actuarial (gain)/loss	3,474	1,244
Benefits paid	(658)	(962)
Ending benefit obligation	21,604	16,934
Change in plan assets, at fair value:
Beginning plan assets	11,445	11,206
Actual return	1,181	71
Employer contribution	1,510	1,152
Benefits paid	(658)	(962)
Administrative expenses	(37)	(22)
Ending plan assets	13,441	11,445
Funded status at end of year	$ (8,163)	$ (5,489)

Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss (net of tax, of $3,862 in 2012 and $2,900 in 2011)	$ 7,496	$ 5,629

Retirement Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial loss, tax	$ 3,862	$ 2,900

Retirement Plans - Components of Net Periodic Pension Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 939	$ 846
Interest cost	915	798
Expected return on plan assets	(858)	(828)
Net amortization and deferral	359	342
Net periodic benefit cost	1,355	1,158
Net loss (gain) recognized in other comprehensive income	2,829	1,962
Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$ 4,184	$ 3,120

Retirement Plans - Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on plan assets	7.00%	7.00%
Benefit obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate on benefit obligation	3.72%	4.60%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%
Net periodic pension cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate on benefit obligation	4.60%	5.04%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%

Retirement Plans - Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	100.00%	100.00%
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	20.00%
Target Allocation, maximum	50.00%
Percentage of Plan Assets at Year-end	45.50%	45.90%
Total debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	30.00%
Target Allocation, maximum	60.00%
Percentage of Plan Assets at Year-end	53.90%	52.50%
Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	20.00%
Target Allocation, maximum	30.00%
Percentage of Plan Assets at Year-end	0.60%	1.60%

Retirement Plans - Plan's Assets at Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 13,441	$ 11,445	$ 11,206
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	13,441	11,445
Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	76	226
Supplemental Retirement Plan [Member] | Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23	23
Supplemental Retirement Plan [Member] | Bond Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	7,244	6,091
Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	836	677
Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	4,388	3,651
Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	177	163
Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	697	614
Level 1 [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	13,441	11,445
Level 1 [Member] | Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	76	226
Level 1 [Member] | Supplemental Retirement Plan [Member] | Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23	23
Level 1 [Member] | Supplemental Retirement Plan [Member] | Bond Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	7,244	6,091
Level 1 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	836	677
Level 1 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	4,388	3,651
Level 1 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	177	163
Level 1 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	697	614
Level 2 [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Bond Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 2 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Money market funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Commodity mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Bond Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Large cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Mid cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value
Level 3 [Member] | Supplemental Retirement Plan [Member] | Equity market funds, Small cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value

Retirement Plans - Summary of Expected Benefit Payments (Detail) (Supplemental Retirement Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 236
2014	386
2015	497
2016	630
2017	845
2018 through 2022	6,030
Total	$ 8,624

Stock Options - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term maximum period	10 years
Option term minimum period	3 years
Corporation's stock option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance	225,000

Stock Options - Summary of Activity in Stock Option Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at beginning of year	29,500	29,500
Shares, Granted
Shares, Exercised
Shares, Forfeited
Shares, Expired	(19,500)
Shares, Outstanding at end of year	10,000	29,500
Shares, Options exercisable at year-end	10,000	29,500
Weighted Average Exercise Price, Outstanding at beginning of year	$ 25.42	$ 25.42
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Expired	$ 20.5
Weighted Average Exercise Price, Outstanding at end of year	$ 35	$ 25.42
Weighted Average Exercise Price, Options exercisable at year-end	$ 35	$ 25.42

Stock Options - Summary of Stock Options Outstanding (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number	10,000
Outstanding, Weighted Average Remaining Contractual Life	3 months 15 days
Outstanding, Weighted Average Exercise Price	$ 35
$35.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 35
Outstanding, Number	10,000
Outstanding, Weighted Average Remaining Contractual Life	3 months 15 days
Outstanding, Weighted Average Exercise Price	$ 35

Fair Value Measurement - Assets Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member] | Assets measured at fair value on a recurring basis [Member] | U.S. Treasury securities and obligations of U.S. government agencies [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 1 [Member] | Assets measured at fair value on a recurring basis [Member] | Obligations of states and political subdivisions [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 1 [Member] | Assets measured at fair value on a recurring basis [Member] | Mortgage-backed securities in government sponsored entities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 1 [Member] | Assets measured at fair value on a recurring basis [Member] | Equity securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets		676
Level 1 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Impaired Loans [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 1 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Other Real Estate Owned [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 1 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Mortgage Servicing Rights [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 2 [Member] | Assets measured at fair value on a recurring basis [Member] | U.S. Treasury securities and obligations of U.S. government agencies [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	54,286	49,704
Level 2 [Member] | Assets measured at fair value on a recurring basis [Member] | Obligations of states and political subdivisions [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	79,338	66,219
Level 2 [Member] | Assets measured at fair value on a recurring basis [Member] | Mortgage-backed securities in government sponsored entities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	69,435	87,518
Level 2 [Member] | Assets measured at fair value on a recurring basis [Member] | Equity securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	434
Level 2 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Impaired Loans [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 2 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Other Real Estate Owned [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 2 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Mortgage Servicing Rights [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	308	60
Level 3 [Member] | Assets measured at fair value on a recurring basis [Member] | U.S. Treasury securities and obligations of U.S. government agencies [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 3 [Member] | Assets measured at fair value on a recurring basis [Member] | Obligations of states and political subdivisions [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	468	517
Level 3 [Member] | Assets measured at fair value on a recurring basis [Member] | Mortgage-backed securities in government sponsored entities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 3 [Member] | Assets measured at fair value on a recurring basis [Member] | Equity securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets
Level 3 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Impaired Loans [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	22,084	22,569
Level 3 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Other Real Estate Owned [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets	471	1,097
Level 3 [Member] | Assets measured at fair value on a nonrecurring basis [Member] | Mortgage Servicing Rights [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Assets

Fair Value Measurements - Quantitative Information about Level 3 Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Investments [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Estimate	468
Impaired Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Estimate	22,084
Impaired Loans [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Impaired Loans [Member] | Discounted cash flows [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Measurements, Valuation Technique	Discounted cash flows
Investments [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Other real estate owned [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Estimate	471
Other real estate owned [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Measurements, Valuation Technique	Appraisal of collateral
Maximum [Member] | Investments [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%
Fair Value Assumptions, Liquidation expense	12.00%
Maximum [Member] | Impaired Loans [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%
Fair Value Assumptions, Liquidation expense	10.00%
Fair Value Assumptions, Holding period	30 months
Maximum [Member] | Impaired Loans [Member] | Discounted cash flows [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Discount rates	8.50%
Maximum [Member] | Other Real Estate Owned [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	30.00%
Fair Value Assumptions, Liquidation expense	10.00%
Minimum [Member] | Investments [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	20.00%
Fair Value Assumptions, Liquidation expense	8.00%
Minimum [Member] | Impaired Loans [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%
Fair Value Assumptions, Liquidation expense	0.00%
Fair Value Assumptions, Holding period	0 months
Minimum [Member] | Impaired Loans [Member] | Discounted cash flows [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Discount rates	2.00%
Minimum [Member] | Other Real Estate Owned [Member] | Appraisal of collateral [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value Assumptions, Appraisal adjustments	10.00%
Fair Value Assumptions, Liquidation expense	0.00%

Fair Value Measurement - Summary of Changes in Level 3 Fair-Value Category in Securities Available for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale
Beginning balance	$ 204,633
Principal payments	(77,090)	(76,765)
Ending balance	203,961	204,633
Level 3 [Member]
Securities available for sale
Beginning balance	517	560
Principal payments	(49)	(43)
Ending balance	$ 468	$ 517

Fair Value Measurement - Carrying Amount and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Securities available for sale	$ 203,961	$ 204,633
Carrying Amount [Member]
Financial Assets:
Cash and due from financial institutions	46,131	52,127
Securities available for sale	195,098
Securities, AFS		196,357
Other securities	15,567	15,388
Loans, available for sale	1,873	598
Loans, net of allowance for loan losses	795,811	764,011
Bank Owned Life Insurance	18,590	17,963
Accrued interest receivable	3,709	3,787
Financial Liabilities:
Non maturing deposits	662,387	613,255
Time deposits	264,002	287,991
Federal Home Loan Bank advances	40,261	50,295
Securities sold under agreement to repurchase	23,219	19,029
Subordinated debentures	29,427	29,427
Accrued interest payable	185	258
Total Fair Value [Member]
Financial Assets:
Cash and due from financial institutions	46,131	52,127
Securities available for sale	203,961
Securities, AFS		204,633
Other securities	15,567	15,388
Loans, available for sale	1,873	598
Loans, net of allowance for loan losses	812,950	785,900
Bank Owned Life Insurance	18,590	17,963
Accrued interest receivable	3,709	3,787
Financial Liabilities:
Non maturing deposits	662,387	613,255
Time deposits	265,974	298,690
Federal Home Loan Bank advances	41,658	52,263
Securities sold under agreement to repurchase	23,219	19,029
Subordinated debentures	26,855	26,461
Accrued interest payable	185	258
Level 1 [Member]
Financial Assets:
Cash and due from financial institutions	46,131
Securities available for sale
Other securities	15,567
Loans, available for sale	1,873
Loans, net of allowance for loan losses
Bank Owned Life Insurance	18,590
Accrued interest receivable	3,709
Financial Liabilities:
Non maturing deposits	662,387
Time deposits
Federal Home Loan Bank advances
Securities sold under agreement to repurchase	23,219
Subordinated debentures
Accrued interest payable	185
Level 2 [Member]
Financial Assets:
Cash and due from financial institutions
Securities available for sale	203,493
Other securities
Loans, available for sale
Loans, net of allowance for loan losses
Bank Owned Life Insurance
Accrued interest receivable
Financial Liabilities:
Non maturing deposits
Time deposits
Federal Home Loan Bank advances
Securities sold under agreement to repurchase
Subordinated debentures
Accrued interest payable
Level 3 [Member]
Financial Assets:
Cash and due from financial institutions
Securities available for sale	468
Other securities
Loans, available for sale
Loans, net of allowance for loan losses	812,950
Bank Owned Life Insurance
Accrued interest receivable
Financial Liabilities:
Non maturing deposits
Time deposits	265,974
Federal Home Loan Bank advances	41,658
Securities sold under agreement to repurchase
Subordinated debentures	26,855
Accrued interest payable

Commitments, Contingencies and Off-Balance-Sheet Risk - Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	$ 9,723	$ 8,433
Variable Rate	138,304	129,962
Lines of credit and construction loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	9,378	6,913
Variable Rate	118,182	111,710
Overdraft protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	51	1,320
Variable Rate	19,726	17,828
Letters of credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	294	200
Variable Rate	$ 396	$ 424

Commitments, Contingencies and Off-Balance-Sheet Risk - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Maximum period to commit loan	1 year
Extend of maturities	40 years
Average reserve balance under Federal Reserve Board requirements	$ 1,217	$ 998
Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	2.25%	2.25%
Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Range of fixed interest rate loan commitments	15.00%	15.00%

Capital Requirements and Restriction on Retained Earnings - Actual Capital Levels and Minimum Required Levels (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Capital to risk-weighted assets, Actual, Amount	$ 116,423	$ 113,609
Tier I (Core) Capital to risk-weighted assets, Actual, Amount	103,979	100,068
Tier I (Core) Capital to average assets, Actual, Amount	103,979	100,068
Total Capital to risk-weighted assets, Actual, Ratio	14.80%	15.00%
Tier I (Core) Capital to risk-weighted assets, Actual, Ratio	13.30%	13.20%
Tier I (Core) Capital to average assets, Actual, Ratio	9.30%	9.20%
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	62,931	60,632
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	31,272	30,324
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Amount	44,722	43,650
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Citizens [Member]
Compliance with Regulatory Capital Requirements for Mortgage Companies [Line Items]
Total Capital to risk-weighted assets, Actual, Amount	104,948	101,686
Tier I (Core) Capital to risk-weighted assets, Actual, Amount	95,022	92,133
Tier I (Core) Capital to average assets, Actual, Amount	95,022	92,133
Total Capital to risk-weighted assets, Actual, Ratio	13.40%	13.50%
Tier I (Core) Capital to risk-weighted assets, Actual, Ratio	12.10%	12.20%
Tier I (Core) Capital to average assets, Actual, Ratio	8.50%	8.40%
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	62,656	60,259
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Amount	31,335	30,207
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Amount	44,559	43,873
Total Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I (Core) Capital to risk-weighted assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I (Core) Capital to average assets, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	78,319	75,323
Tier I (Core) Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	47,002	45,311
Tier I (Core) Capital to average assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 55,699	$ 54,841
Total Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	10.00%	10.00%
Tier I (Core) Capital to risk-weighted assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	6.00%	6.00%
Tier I (Core) Capital to average assets, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	5.00%	5.00%

Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Securities available for sale	$ 203,961	$ 204,633
Other assets	9,304	10,863
Total assets	1,136,971	1,112,977
Liabilities and Shareholders' Equity:
Subordinated debentures	29,427	29,427
Preferred stock	23,184	23,151
Common stock	114,365	114,447
Accumulated deficit	14,687	17,667
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	1,647	168
Total liabilities and shareholders' equity	1,136,971	1,112,977
FCBC [Member]
Assets:
Cash	9,291	7,612
Securities available for sale	434	676
Investment in bank subsidiary	115,426	112,887
Investment in nonbank subsidiaries	12,585	12,535
Other assets	4,016	5,071
Total assets	141,752	138,781
Liabilities and Shareholders' Equity:
Deferred income taxes and other liabilities	8,344	6,826
Subordinated debentures	29,427	29,427
Preferred stock	23,184	23,151
Common stock	114,365	114,447
Accumulated deficit	(14,687)	(17,667)
Treasury Stock	(17,235)	(17,235)
Accumulated other comprehensive loss	(1,646)	(168)
Total liabilities and shareholders' equity	$ 141,752	$ 138,781

Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Interest expense									$ (6,184)	$ (7,500)
Loss before equity in undistributed net earnings of subsidiaries									7,304	4,805
Income tax benefit									1,725	847
Net income	1,966	1,384	936	1,293	1,489	1,193	523	753	5,579	3,958
Comprehensive income									4,100	6,968
FCBC [Member]
Condensed Financial Statements, Captions [Line Items]
Dividends from bank subsidiaries									4,747	2,500
Interest expense									(833)	(770)
Other expense, net									(2,111)	(2,245)
Loss before equity in undistributed net earnings of subsidiaries									1,803	(515)
Income tax benefit									1,001	1,025
Equity in undistributed net earnings of subsidiaries									2,775	3,448
Net income									5,579	3,958
Comprehensive income									$ 4,100	$ 6,968

Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 5,579	$ 3,958
Adjustment to reconcile net income to net cash provided by operating activities:
Net cash from operating activities	16,893	20,845
Financing activities:
Cash dividends paid	(2,084)	(1,390)
Net cash used for financing activities	(16,651)	(2,540)
Net change in cash and cash equivalents	(5,996)	(26,903)
FCBC [Member]
Operating activities:
Net income	5,579	3,958
Adjustment to reconcile net income to net cash provided by operating activities:
Change in other assets and other liabilities	959	153
Equity in undistributed net earnings of subsidiaries	(2,775)	(3,448)
Net cash from operating activities	3,763	663
Financing activities:
Cash dividends paid	(2,084)	(1,390)
Net cash used for financing activities	(2,084)	(1,390)
Net change in cash and cash equivalents	1,679	(727)
Cash and cash equivalents at beginning of year	7,612	8,339
Cash and cash equivalents at end of year	$ 9,291	$ 7,612

Earnings Per Share - Factors Used in Earnings Per Share Computation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Basic
Net income available to common shareholders									$ 4,386	$ 2,782
Weighted Average common shares outstanding									7,707,917	7,707,917
Basic earnings per share	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.15	$ 0.12	$ 0.03	$ 0.06	$ 0.57	$ 0.36
Diluted
Net income available to common shareholders									$ 4,386	$ 2,782
Weighted average common shares outstanding for basic earnings per common share									7,707,917	7,707,917
Add: dilutive effects of assumed exercise of options
Average shares and dilutive potential common shares outstanding									7,707,917	7,707,917
Diluted earnings per share	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.15	$ 0.12	$ 0.03	$ 0.06	$ 0.57	$ 0.36

Earnings Per Share - Additional Information (Detail) (Stock options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earnings per share, amount	10,000	29,500

Quarterly Financial Data - Schedule of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Line Items]
Interest Income	$ 11,357	$ 11,529	$ 11,757	$ 12,118	$ 12,135	$ 12,267	$ 12,045	$ 12,414	$ 46,762	$ 48,861
Net Interest Income	9,959	10,028	10,146	10,445	10,397	10,439	10,153	10,372	40,578	41,361
Net Income / (Loss)	$ 1,966	$ 1,384	$ 936	$ 1,293	$ 1,489	$ 1,193	$ 523	$ 753	$ 5,579	$ 3,958
Basic Earnings per Common Share	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.15	$ 0.12	$ 0.03	$ 0.06	$ 0.57	$ 0.36
Diluted Earnings per Common Share	$ 0.22	$ 0.14	$ 0.08	$ 0.13	$ 0.15	$ 0.12	$ 0.03	$ 0.06	$ 0.57	$ 0.36

Participation in Treasury Capital Purchase Program - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jul. 03, 2012	Jan. 31, 2009	Dec. 31, 2012	Sep. 05, 2012	Dec. 31, 2011	Jan. 23, 2009
Class of Stock [Line Items]
Sale to U.S. Treasury of newly-issued non-voting preferred shares		$ 23,184
Number of shares issued and sold to Treasury						23,184
Liquidation preference as per securities purchase agreement			$ 1,000		$ 1,000	$ 1,000
Warrant sold to purchase common shares as per securities purchase agreement						469,312
Amount of common shares not considered in computing diluted earnings per common share						$ 7.41
Term of Warrant			10 years
Liquidation preference rate for first five years			5.00%
Liquidation preference rate after five years			9.00%
Sale of Preferred Shares to investors	23,184
Aggregate purchase price of warrant				$ 563,174,000